UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03221

Fidelity Charles Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2021

Item 1.

Reports to Stockholders

Fidelity Asset Manager® Funds - 20%, 30%, 40%, 50%, 60%, 70%, 85%

Semi-Annual Report

March 31, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Fidelity Asset Manager® 20%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 30%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 40%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 50%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 60%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 70%
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Asset Manager® 85%
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity Asset Manager® 20%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2021

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	11.7
Fannie Mae	2.6
Ginnie Mae	2.6
Freddie Mac	2.4
Uniform Mortgage Backed Securities	1.1
20.4

Quality Diversification (% of fund's net assets)

As of March 31, 2021
U.S. Government and U.S. Government Agency Obligations	20.9%
AAA,AA,A	8.2%
BBB	11.9%
BB and Below	6.2%
Not Rated	1.8%
Equities*	29.1%
Short-Term Investments and Net Other Assets	21.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2021

% of fund's net assets
Microsoft Corp.	1.0
Apple, Inc.	0.9
Alphabet, Inc. Class A	0.7
Amazon.com, Inc.	0.6
Facebook, Inc. Class A	0.4
3.6

Top Five Market Sectors as of March 31, 2021

% of fund's net assets
Financials	31.9
Information Technology	7.2
Communication Services	4.4
Consumer Discretionary	4.3
Real Estate	3.7

Asset Allocation (% of fund's net assets)

As of March 31, 2021
Stock Class and Equity Futures*	28.6%
Bond Class	48.5%
Short-Term Class	22.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 17% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 20%

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 29.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	14,991,484	$75,107,333
Fidelity Emerging Markets Equity Central Fund (a)	916,575	271,718,768
Fidelity International Equity Central Fund (a)	2,282,422	226,484,717
Fidelity Real Estate Equity Central Fund (a)	760,512	95,307,328
Fidelity U.S. Equity Central Fund (a)	8,821,185	1,085,005,745
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,070,951,806)		1,753,623,891

Fixed-Income Central Funds - 52.0%
High Yield Fixed-Income Funds - 3.9%
Fidelity Emerging Markets Debt Central Fund (a)	6,271,280	56,504,237
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	265,279	26,485,472
Fidelity Floating Rate Central Fund (a)	453,402	45,326,625
Fidelity High Income Central Fund (a)	952,897	106,181,307

TOTAL HIGH YIELD FIXED-INCOME FUNDS		234,497,641

Investment Grade Fixed-Income Funds - 48.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,080,033	227,056,365
Fidelity International Credit Central Fund (a)	804,793	81,477,250
Fidelity Investment Grade Bond Central Fund (a)	22,991,776	2,598,990,383

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,907,523,998

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,897,872,787)		3,142,021,639

Money Market Central Funds - 18.6%
Fidelity Cash Central Fund 0.06% (b)	1,661,849	1,662,181
Fidelity Money Market Central Fund 0.18% (b)	1,066,332,373	1,066,332,373
Fidelity Securities Lending Cash Central Fund 0.06% (b)(c)	53,954,405	53,959,800
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,121,954,087)		1,121,954,354
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.08% 4/1/21 to 6/10/21 (d)
(Cost $27,148,603)	27,150,000	27,149,373
	Shares	Value

Investment Companies - 0.9%
iShares 20+ Year Treasury Bond ETF (e)
(Cost $67,751,890)	423,299	57,335,850
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $5,185,679,173)		6,102,085,107
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(57,678,583)
NET ASSETS - 100%		$6,044,406,524

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,517	June 2021	$300,927,290	$(2,619,237)	$(2,619,237)
ICE E-mini MSCI EAFE Index Contracts (United States)	1,103	June 2021	120,888,800	585,970	585,970
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	142	June 2021	9,389,750	97,727	97,727
TOTAL FUTURES CONTRACTS					$(1,935,540)

The notional amount of futures sold as a percentage of Net Assets is 7.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $245,147,417.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $26,503,375.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,999
Fidelity Emerging Markets Debt Central Fund	1,209,955
Fidelity Emerging Markets Debt Local Currency Central Fund	721,298
Fidelity Emerging Markets Equity Central Fund	1,553,729
Fidelity Floating Rate Central Fund	798,486
Fidelity High Income Central Fund	2,885,149
Fidelity Inflation-Protected Bond Index Central Fund	3,129,785
Fidelity International Credit Central Fund	3,732,415
Fidelity International Equity Central Fund	1,148,948
Fidelity Investment Grade Bond Central Fund	87,433,277
Fidelity Money Market Central Fund	1,115,325
Fidelity Real Estate Equity Central Fund	348,209
Fidelity Securities Lending Cash Central Fund	14,999
Fidelity U.S. Equity Central Fund	10,085,797
Total	$114,199,371

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Money Market Central Fund was $1,087,204,479. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Money Market Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $101,103,034 and $121,975,140, respectively, during the period.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$75,959,327	$1,421,380	$(14,706)	$584,092	$75,107,333	10.6
Fidelity Emerging Markets Debt Central Fund	51,221,082	8,723,699	3,456,247	(3,164)	18,867	56,504,237	2.1
Fidelity Emerging Markets Debt Local Currency Central Fund	25,892,781	721,298	--	--	(128,607)	26,485,472	17.2
Fidelity Emerging Markets Equity Central Fund	192,441,857	40,579,227	10,002,479	19,573	48,680,590	271,718,768	10.7
Fidelity Floating Rate Central Fund	25,670,044	19,832,412	1,340,877	12,276	1,152,770	45,326,625	2.4
Fidelity High Income Central Fund	98,921,826	11,789,826	11,142,012	211,163	6,400,504	106,181,307	4.4
Fidelity Inflation-Protected Bond Index Central Fund	331,652,697	24,348,357	129,753,425	8,009,762	(7,201,026)	227,056,365	16.7
Fidelity International Credit Central Fund	83,267,677	10,967,686	10,117,413	251,362	(2,892,062)	81,477,250	18.0
Fidelity International Equity Central Fund	183,832,195	16,711,436	6,391,002	22,448	32,309,640	226,484,717	6.9
Fidelity Investment Grade Bond Central Fund	2,503,803,771	323,508,032	107,472,181	(1,161,636)	(119,687,603)	2,598,990,383	8.4
Fidelity Real Estate Equity Central Fund	26,375,490	64,381,377	1,974,711	51,105	6,474,067	95,307,328	6.8
Fidelity U.S. Equity Central Fund	845,131,290	78,401,381	29,956,854	(1,750,389)	193,180,317	1,085,005,745	4.2
	$4,368,210,710	$675,924,058	$313,028,581	$5,647,794	$158,891,549	$4,895,645,530

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,753,623,891	$1,753,623,891	$--	$--
Fixed-Income Central Funds	3,142,021,639	3,142,021,639	--	--
Money Market Central Funds	1,121,954,354	1,121,954,354	--	--
Other Short-Term Investments and Net Other Assets	27,149,373	--	27,149,373	--
Investment Companies	57,335,850	57,335,850	--	--
Total Investments in Securities:	$6,102,085,107	$6,074,935,734	$27,149,373	$--
Derivative Instruments:
Assets
Futures Contracts	$683,697	$683,697	$--	$--
Total Assets	$683,697	$683,697	$--	$--
Liabilities
Futures Contracts	$(2,619,237)	$(2,619,237)	$--	$--
Total Liabilities	$(2,619,237)	$(2,619,237)	$--	$--
Total Derivative Instruments:	$(1,935,540)	$(1,935,540)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$683,697	$(2,619,237)
Total Equity Risk	683,697	(2,619,237)
Total Value of Derivatives	$683,697	$(2,619,237)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.0%
Cayman Islands	3.8%
United Kingdom	2.2%
Netherlands	1.1%
Others (Individually Less Than 1%)	9.9%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 20%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $52,581,690) — See accompanying schedule: Unaffiliated issuers (cost $94,900,493)	$84,485,223
Fidelity Central Funds (cost $5,090,778,680)	6,017,599,884
Total Investment in Securities (cost $5,185,679,173)		$6,102,085,107
Receivable for investments sold		1,200,328
Receivable for fund shares sold		2,291,031
Distributions receivable from Fidelity Central Funds		307
Prepaid expenses		2,878
Total assets		6,105,579,651
Liabilities
Payable for investments purchased	$9,159
Payable for fund shares redeemed	3,580,316
Accrued management fee	2,010,305
Distribution and service plan fees payable	46,595
Payable for daily variation margin on futures contracts	1,014,125
Other affiliated payables	483,215
Other payables and accrued expenses	69,612
Collateral on securities loaned	53,959,800
Total liabilities		61,173,127
Net Assets		$6,044,406,524
Net Assets consist of:
Paid in capital		$5,410,022,596
Total accumulated earnings (loss)		634,383,928
Net Assets		$6,044,406,524
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($56,437,374 ÷ 3,930,014 shares)(a)		$14.36
Maximum offering price per share (100/94.25 of $14.36)		$15.24
Class M:
Net Asset Value and redemption price per share ($30,040,064 ÷ 2,096,880 shares)(a)		$14.33
Maximum offering price per share (100/96.50 of $14.33)		$14.85
Class C:
Net Asset Value and offering price per share ($26,526,348 ÷ 1,861,005 shares)(a)		$14.25
Asset Manager 20%:
Net Asset Value, offering price and redemption price per share ($5,883,940,380 ÷ 409,000,289 shares)		$14.39
Class I:
Net Asset Value, offering price and redemption price per share ($30,707,172 ÷ 2,134,727 shares)		$14.38
Class Z:
Net Asset Value, offering price and redemption price per share ($16,755,186 ÷ 1,165,169 shares)		$14.38

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2021 (Unaudited)
Investment Income
Dividends		$352,156
Interest		3,694
Income from Fidelity Central Funds (including $14,999 from security lending)		46,639,935
Total income		46,995,785
Expenses
Management fee	$11,747,759
Transfer agent fees	2,233,402
Distribution and service plan fees	273,647
Accounting fees	604,360
Custodian fees and expenses	1,034
Independent trustees' fees and expenses	8,841
Registration fees	137,059
Audit	16,560
Legal	7,909
Miscellaneous	14,799
Total expenses before reductions	15,045,370
Expense reductions	(6,046)
Total expenses after reductions		15,039,324
Net investment income (loss)		31,956,461
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	948,960
Fidelity Central Funds	5,674,210
Futures contracts	(30,337,885)
Capital gain distributions from Fidelity Central Funds	67,559,436
Total net realized gain (loss)		43,844,721
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(12,023,894)
Fidelity Central Funds	158,891,547
Futures contracts	(1,097,436)
Total change in net unrealized appreciation (depreciation)		145,770,217
Net gain (loss)		189,614,938
Net increase (decrease) in net assets resulting from operations		$221,571,399

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2021 (Unaudited)	Year ended September 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$31,956,461	$87,698,747
Net realized gain (loss)	43,844,721	191,142
Change in net unrealized appreciation (depreciation)	145,770,217	224,713,482
Net increase (decrease) in net assets resulting from operations	221,571,399	312,603,371
Distributions to shareholders	(80,929,634)	(138,422,178)
Share transactions - net increase (decrease)	372,829,948	233,939,412
Total increase (decrease) in net assets	513,471,713	408,120,605
Net Assets
Beginning of period	5,530,934,811	5,122,814,206
End of period	$6,044,406,524	$5,530,934,811

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 20% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.00	$13.51	$13.40	$13.55	$13.24	$12.93
Income from Investment Operations
Net investment income (loss)A	.06	.18	.26	.20	.16	.19
Net realized and unrealized gain (loss)	.48	.62	.36	.11	.37	.59
Total from investment operations	.54	.80	.62	.31	.53	.78
Distributions from net investment income	(.06)	(.19)	(.26)	(.19)	(.16)	(.20)
Distributions from net realized gain	(.12)	(.13)	(.24)	(.27)	(.07)	(.27)
Total distributions	(.18)	(.31)B	(.51)B	(.46)	(.22)B	(.47)
Net asset value, end of period	$14.36	$14.00	$13.51	$13.40	$13.55	$13.24
Total ReturnC,D,E	3.82%	6.04%	4.85%	2.36%	4.08%	6.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.82%H	.82%	.83%	.84%	.84%	.83%
Expenses net of fee waivers, if any	.82%H	.82%	.83%	.84%	.84%	.83%
Expenses net of all reductions	.82%H	.82%	.83%	.84%	.83%	.83%
Net investment income (loss)	.78%H	1.34%	1.97%	1.49%	1.21%	1.47%
Supplemental Data
Net assets, end of period (000 omitted)	$56,437	$50,633	$45,153	$39,089	$39,787	$42,221
Portfolio turnover rateI	15%H	25%	41%	24%	22%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.97	$13.48	$13.37	$13.52	$13.21	$12.90
Income from Investment Operations
Net investment income (loss)A	.04	.15	.23	.16	.13	.16
Net realized and unrealized gain (loss)	.48	.62	.35	.12	.37	.58
Total from investment operations	.52	.77	.58	.28	.50	.74
Distributions from net investment income	(.04)	(.15)	(.23)	(.16)	(.12)	(.17)
Distributions from net realized gain	(.12)	(.13)	(.24)	(.27)	(.07)	(.27)
Total distributions	(.16)	(.28)	(.47)	(.43)	(.19)	(.43)B
Net asset value, end of period	$14.33	$13.97	$13.48	$13.37	$13.52	$13.21
Total ReturnC,D,E	3.71%	5.79%	4.58%	2.10%	3.81%	5.93%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.07%H	1.08%	1.08%	1.10%	1.10%	1.09%
Expenses net of fee waivers, if any	1.07%H	1.07%	1.08%	1.10%	1.10%	1.09%
Expenses net of all reductions	1.07%H	1.07%	1.08%	1.10%	1.10%	1.09%
Net investment income (loss)	.53%H	1.09%	1.72%	1.23%	.95%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$30,040	$27,366	$25,696	$22,133	$22,474	$25,052
Portfolio turnover rateI	15%H	25%	41%	24%	22%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.91	$13.43	$13.32	$13.47	$13.17	$12.85
Income from Investment Operations
Net investment income (loss)A	–B	.08	.16	.10	.06	.09
Net realized and unrealized gain (loss)	.47	.61	.36	.11	.36	.60
Total from investment operations	.47	.69	.52	.21	.42	.69
Distributions from net investment income	(.02)	(.09)	(.16)	(.09)	(.06)	(.10)
Distributions from net realized gain	(.12)	(.13)	(.24)	(.27)	(.07)	(.27)
Total distributions	(.13)C	(.21)C	(.41)C	(.36)	(.12)C	(.37)
Net asset value, end of period	$14.25	$13.91	$13.43	$13.32	$13.47	$13.17
Total ReturnD,E,F	3.40%	5.22%	4.06%	1.59%	3.25%	5.49%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.58%I	1.58%	1.59%	1.59%	1.59%	1.59%
Expenses net of fee waivers, if any	1.58%I	1.58%	1.59%	1.59%	1.59%	1.59%
Expenses net of all reductions	1.58%I	1.58%	1.59%	1.59%	1.59%	1.59%
Net investment income (loss)	.02%I	.59%	1.21%	.74%	.45%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$26,526	$24,940	$21,588	$26,000	$28,217	$29,337
Portfolio turnover rateJ	15%I	25%	41%	24%	22%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.02	$13.54	$13.42	$13.57	$13.26	$12.94
Income from Investment Operations
Net investment income (loss)A	.08	.23	.30	.24	.20	.23
Net realized and unrealized gain (loss)	.49	.61	.37	.12	.37	.60
Total from investment operations	.57	.84	.67	.36	.57	.83
Distributions from net investment income	(.08)	(.23)	(.31)	(.24)	(.20)	(.24)
Distributions from net realized gain	(.12)	(.13)	(.24)	(.27)	(.07)	(.27)
Total distributions	(.20)	(.36)	(.55)	(.51)	(.26)B	(.51)
Net asset value, end of period	$14.39	$14.02	$13.54	$13.42	$13.57	$13.26
Total ReturnC,D	4.05%	6.29%	5.24%	2.68%	4.40%	6.58%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.51%	.51%	.52%	.52%	.52%
Expenses net of fee waivers, if any	.50%G	.50%	.51%	.52%	.52%	.52%
Expenses net of all reductions	.50%G	.50%	.51%	.51%	.52%	.52%
Net investment income (loss)	1.10%G	1.66%	2.29%	1.81%	1.52%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$5,883,940	$5,377,374	$4,990,188	$4,819,671	$4,880,833	$4,802,797
Portfolio turnover rateH	15%G	25%	41%	24%	22%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$14.02	$13.53	$13.41	$13.57	$13.26	$12.94
Income from Investment Operations
Net investment income (loss)A	.08	.22	.30	.24	.20	.22
Net realized and unrealized gain (loss)	.47	.61	.36	.10	.37	.60
Total from investment operations	.55	.83	.66	.34	.57	.82
Distributions from net investment income	(.08)	(.22)	(.30)	(.23)	(.19)	(.24)
Distributions from net realized gain	(.12)	(.13)	(.24)	(.27)	(.07)	(.27)
Total distributions	(.19)B	(.34)B	(.54)	(.50)	(.26)	(.50)B
Net asset value, end of period	$14.38	$14.02	$13.53	$13.41	$13.57	$13.26
Total ReturnC,D	3.95%	6.27%	5.18%	2.57%	4.35%	6.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	.55%G	.58%	.56%	.55%	.56%	.57%
Expenses net of fee waivers, if any	.55%G	.57%	.56%	.55%	.56%	.57%
Expenses net of all reductions	.55%G	.57%	.56%	.55%	.56%	.57%
Net investment income (loss)	1.05%G	1.59%	2.24%	1.78%	1.48%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$30,707	$32,445	$25,577	$48,713	$50,272	$27,315
Portfolio turnover rateH	15%G	25%	41%	24%	22%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 20% Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.02	$13.53	$13.41
Income from Investment Operations
Net investment income (loss)B	.08	.23	.30
Net realized and unrealized gain (loss)	.48	.62	.37
Total from investment operations	.56	.85	.67
Distributions from net investment income	(.08)	(.24)	(.31)
Distributions from net realized gain	(.12)	(.13)	(.24)
Total distributions	(.20)	(.36)C	(.55)
Net asset value, end of period	$14.38	$14.02	$13.53
Total ReturnD,E	4.00%	6.41%	5.27%
Ratios to Average Net AssetsF,G
Expenses before reductions	.48%H	.48%	.48%H
Expenses net of fee waivers, if any	.48%H	.48%	.48%H
Expenses net of all reductions	.48%H	.48%	.48%H
Net investment income (loss)	1.12%H	1.69%	2.32%H
Supplemental Data
Net assets, end of period (000 omitted)	$16,755	$18,177	$14,613
Portfolio turnover rateI	15%H	25%	41%

 A For the period October 2, 2018 (commencement of sale of shares) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2021

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	11.8
Fannie Mae	2.5
Ginnie Mae	2.5
Freddie Mac	2.4
Uniform Mortgage Backed Securities	1.0
20.2

Quality Diversification (% of fund's net assets)

As of March 31, 2021
U.S. Government and U.S. Government Agency Obligations	20.7%
AAA,AA,A	7.7%
BBB	11.5%
BB and Below	6.2%
Not Rated	1.7%
Equities*	39.6%
Short-Term Investments and Net Other Assets	12.6%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2021

% of fund's net assets
Microsoft Corp.	1.4
Apple, Inc.	1.3
Alphabet, Inc. Class A	1.0
Amazon.com, Inc.	0.8
Facebook, Inc. Class A	0.6
5.1

Top Five Market Sectors as of March 31, 2021

% of fund's net assets
Financials	23.0
Information Technology	9.5
Consumer Discretionary	5.6
Communication Services	5.1
Health Care	4.8

Asset Allocation (% of fund's net assets)

As of March 31, 2021
Stock Class and Equity Futures*	38.9%
Bond Class	47.6%
Short-Term Class	13.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 19.8% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 30%

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 39.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	6,233,777	$31,231,225
Fidelity Emerging Markets Equity Central Fund (a)	464,793	137,787,772
Fidelity International Equity Central Fund (a)	1,364,563	135,405,617
Fidelity Real Estate Equity Central Fund (a)	315,569	39,547,045
Fidelity U.S. Equity Central Fund (a)	5,173,045	636,284,562
TOTAL EQUITY CENTRAL FUNDS
(Cost $662,693,014)		980,256,221

Fixed-Income Central Funds - 50.8%
High Yield Fixed-Income Funds - 3.8%
Fidelity Emerging Markets Debt Central Fund (a)	2,642,515	23,809,060
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	98,492	9,833,451
Fidelity Floating Rate Central Fund (a)	185,331	18,527,546
Fidelity High Income Central Fund (a)	380,707	42,422,212

TOTAL HIGH YIELD FIXED-INCOME FUNDS		94,592,269

Investment Grade Fixed-Income Funds - 47.0%
Fidelity Inflation-Protected Bond Index Central Fund (a)	967,127	105,571,585
Fidelity International Credit Central Fund (a)	325,184	32,921,677
Fidelity Investment Grade Bond Central Fund (a)	9,246,061	1,045,174,756

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,183,668,018

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,229,996,052)		1,278,260,287

Money Market Central Funds - 9.3%
Fidelity Cash Central Fund 0.06% (b)	13,695,436	13,698,175
Fidelity Money Market Central Fund 0.18% (b)	192,051,733	192,051,733
Fidelity Securities Lending Cash Central Fund 0.06% (b)(c)	29,770,823	29,773,800
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $235,525,503)		235,523,708
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.08% 4/1/21 to 6/10/21 (d)
(Cost $12,179,339)	12,180,000	12,179,694
	Shares	Value

Investment Companies - 1.6%
iShares 20+ Year Treasury Bond ETF (e)	214,206	$29,014,203
iShares MSCI Japan ETF	174,756	11,974,281
TOTAL INVESTMENT COMPANIES
(Cost $43,311,653)		40,988,484
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $2,183,705,561)		2,547,208,394
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(31,366,492)
NET ASSETS - 100%		$2,515,841,902

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	660	June 2021	$130,924,200	$(1,139,549)	$(1,139,549)
ICE E-mini MSCI EAFE Index Contracts (United States)	352	June 2021	38,579,200	187,000	187,000
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	98	June 2021	6,480,250	67,446	67,446
TOTAL FUTURES CONTRACTS					$(885,103)

The notional amount of futures sold as a percentage of Net Assets is 7.0%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $112,275,007.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,817,694.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,362
Fidelity Emerging Markets Debt Central Fund	472,798
Fidelity Emerging Markets Debt Local Currency Central Fund	267,801
Fidelity Emerging Markets Equity Central Fund	790,247
Fidelity Floating Rate Central Fund	311,000
Fidelity High Income Central Fund	1,092,106
Fidelity Inflation-Protected Bond Index Central Fund	1,376,033
Fidelity International Credit Central Fund	1,419,744
Fidelity International Equity Central Fund	663,512
Fidelity Investment Grade Bond Central Fund	33,579,846
Fidelity Money Market Central Fund	179,428
Fidelity Real Estate Equity Central Fund	127,294
Fidelity Securities Lending Cash Central Fund	4,352
Fidelity U.S. Equity Central Fund	5,829,827
Total	$46,125,350

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

The value, beginning of period, for the Fidelity Money Market Central Fund was $165,551,348. Net realized gain (loss) and change in net unrealized appreciation (depreciation) on Fidelity Money Market Central Fund is presented in the Statement of Operations, if applicable. Purchases and sales of the Fidelity Cash Central Fund were $27,857,760 and $1,357,375, respectively, during the period.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$31,073,297	$39,944	$(708)	$198,580	$31,231,225	4.4
Fidelity Emerging Markets Debt Central Fund	18,920,927	5,104,238	185,050	(4,919)	(26,136)	23,809,060	0.9
Fidelity Emerging Markets Debt Local Currency Central Fund	9,613,399	267,801	--	--	(47,749)	9,833,451	6.4
Fidelity Emerging Markets Equity Central Fund	96,461,082	17,262,053	611,135	15,101	24,660,671	137,787,772	5.4
Fidelity Floating Rate Central Fund	9,430,122	8,722,282	68,415	632	442,925	18,527,546	1.0
Fidelity High Income Central Fund	36,075,535	6,819,138	2,954,856	19,900	2,462,495	42,422,212	1.8
Fidelity Inflation-Protected Bond Index Central Fund	124,013,147	15,980,643	34,715,097	1,343,103	(1,050,211)	105,571,585	7.8
Fidelity International Credit Central Fund	30,732,001	6,134,943	2,916,824	42,876	(1,071,319)	32,921,677	7.3
Fidelity International Equity Central Fund	102,252,557	18,662,153	4,190,025	66,744	18,614,188	135,405,617	4.1
Fidelity Investment Grade Bond Central Fund	930,234,358	176,873,605	14,985,161	(332,081)	(46,615,965)	1,045,174,756	3.4
Fidelity Real Estate Equity Central Fund	9,379,156	27,726,630	87,070	3,575	2,524,754	39,547,045	2.8
Fidelity U.S. Equity Central Fund	474,584,245	69,542,192	17,669,568	(6,093,752)	115,921,445	636,284,562	2.5
	$1,841,696,529	$384,168,975	$78,423,145	$(4,939,529)	$116,013,678	$2,258,516,508

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$980,256,221	$980,256,221	$--	$--
Fixed-Income Central Funds	1,278,260,287	1,278,260,287	--	--
Money Market Central Funds	235,523,708	235,523,708	--	--
Other Short-Term Investments and Net Other Assets	12,179,694	--	12,179,694	--
Investment Companies	40,988,484	40,988,484	--	--
Total Investments in Securities:	$2,547,208,394	$2,535,028,700	$12,179,694	$--
Derivative Instruments:
Assets
Futures Contracts	$254,446	$254,446	$--	$--
Total Assets	$254,446	$254,446	$--	$--
Liabilities
Futures Contracts	$(1,139,549)	$(1,139,549)	$--	$--
Total Liabilities	$(1,139,549)	$(1,139,549)	$--	$--
Total Derivative Instruments:	$(885,103)	$(885,103)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$254,446	$(1,139,549)
Total Equity Risk	254,446	(1,139,549)
Total Value of Derivatives	$254,446	$(1,139,549)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	80.2%
Cayman Islands	4.1%
United Kingdom	2.4%
Netherlands	1.4%
France	1.1%
Switzerland	1.0%
Others (Individually Less Than 1%)	9.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 30%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $29,013,390) — See accompanying schedule: Unaffiliated issuers (cost $55,490,992)	$53,168,178
Fidelity Central Funds (cost $2,128,214,569)	2,494,040,216
Total Investment in Securities (cost $2,183,705,561)		$2,547,208,394
Receivable for investments sold		7,117
Receivable for fund shares sold		3,923,806
Distributions receivable from Fidelity Central Funds		1,124
Prepaid expenses		1,028
Total assets		2,551,141,469
Liabilities
Payable for investments purchased	$1,228,035
Payable for fund shares redeemed	2,623,769
Accrued management fee	823,728
Distribution and service plan fees payable	48,433
Payable for daily variation margin on futures contracts	519,270
Other affiliated payables	222,647
Other payables and accrued expenses	59,885
Collateral on securities loaned	29,773,800
Total liabilities		35,299,567
Net Assets		$2,515,841,902
Net Assets consist of:
Paid in capital		$2,219,125,269
Total accumulated earnings (loss)		296,716,633
Net Assets		$2,515,841,902
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($66,238,496 ÷ 5,356,716 shares)(a)		$12.37
Maximum offering price per share (100/94.25 of $12.37)		$13.12
Class M:
Net Asset Value and redemption price per share ($24,304,622 ÷ 1,969,234 shares)(a)		$12.34
Maximum offering price per share (100/96.50 of $12.34)		$12.79
Class C:
Net Asset Value and offering price per share ($29,961,408 ÷ 2,443,767 shares)(a)		$12.26
Asset Manager 30%:
Net Asset Value, offering price and redemption price per share ($2,319,694,658 ÷ 187,659,543 shares)		$12.36
Class I:
Net Asset Value, offering price and redemption price per share ($61,005,672 ÷ 4,936,703 shares)		$12.36
Class Z:
Net Asset Value, offering price and redemption price per share ($14,637,046 ÷ 1,184,335 shares)		$12.36

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2021 (Unaudited)
Investment Income
Dividends		$185,817
Interest		1,791
Income from Fidelity Central Funds (including $4,352 from security lending)		18,946,873
Total income		19,134,481
Expenses
Management fee	$4,611,827
Transfer agent fees	881,699
Distribution and service plan fees	279,314
Accounting fees	376,837
Custodian fees and expenses	938
Independent trustees' fees and expenses	3,370
Registration fees	124,671
Audit	16,560
Legal	2,950
Miscellaneous	5,533
Total expenses before reductions	6,303,699
Expense reductions	(2,281)
Total expenses after reductions		6,301,418
Net investment income (loss)		12,833,063
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,748,725
Fidelity Central Funds	(4,948,233)
Futures contracts	(14,713,817)
Capital gain distributions from Fidelity Central Funds	27,178,477
Total net realized gain (loss)		11,265,152
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(5,511,276)
Fidelity Central Funds	116,013,813
Futures contracts	(445,263)
Total change in net unrealized appreciation (depreciation)		110,057,274
Net gain (loss)		121,322,426
Net increase (decrease) in net assets resulting from operations		$134,155,489

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2021 (Unaudited)	Year ended September 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,833,063	$32,427,843
Net realized gain (loss)	11,265,152	(409,621)
Change in net unrealized appreciation (depreciation)	110,057,274	99,929,000
Net increase (decrease) in net assets resulting from operations	134,155,489	131,947,222
Distributions to shareholders	(32,797,010)	(55,398,929)
Share transactions - net increase (decrease)	351,246,998	221,675,535
Total increase (decrease) in net assets	452,605,477	298,223,828
Net Assets
Beginning of period	2,063,236,425	1,765,012,597
End of period	$2,515,841,902	$2,063,236,425

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 30% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.80	$11.24	$11.15	$11.11	$10.62	$10.19
Income from Investment Operations
Net investment income (loss)A	.05	.16	.21	.16	.13	.16
Net realized and unrealized gain (loss)	.68	.71	.27	.21	.51	.60
Total from investment operations	.73	.87	.48	.37	.64	.76
Distributions from net investment income	(.05)	(.17)	(.21)	(.15)	(.13)	(.17)
Distributions from net realized gain	(.11)	(.14)	(.18)	(.18)	(.02)	(.16)
Total distributions	(.16)	(.31)	(.39)	(.33)	(.15)	(.33)
Net asset value, end of period	$12.37	$11.80	$11.24	$11.15	$11.11	$10.62
Total ReturnB,C,D	6.18%	7.83%	4.54%	3.40%	6.06%	7.61%
Ratios to Average Net AssetsE,F
Expenses before reductions	.82%G	.82%	.82%	.84%	.85%	.85%
Expenses net of fee waivers, if any	.82%G	.82%	.82%	.84%	.85%	.85%
Expenses net of all reductions	.82%G	.82%	.82%	.84%	.85%	.85%
Net investment income (loss)	.83%G	1.43%	1.91%	1.47%	1.24%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$66,238	$50,625	$36,978	$28,713	$22,457	$23,868
Portfolio turnover rateH	9%G	23%	34%	18%	24%	24%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.77	$11.22	$11.13	$11.10	$10.61	$10.18
Income from Investment Operations
Net investment income (loss)A	.04	.13	.18	.13	.11	.14
Net realized and unrealized gain (loss)	.67	.70	.27	.21	.50	.59
Total from investment operations	.71	.83	.45	.34	.61	.73
Distributions from net investment income	(.04)	(.14)	(.18)	(.13)	(.10)	(.14)
Distributions from net realized gain	(.11)	(.14)	(.18)	(.18)	(.02)	(.16)
Total distributions	(.14)B	(.28)	(.36)	(.31)	(.12)	(.30)
Net asset value, end of period	$12.34	$11.77	$11.22	$11.13	$11.10	$10.61
Total ReturnC,D,E	6.07%	7.49%	4.28%	3.08%	5.81%	7.33%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.08%H	1.08%	1.09%	1.10%	1.11%	1.11%
Expenses net of fee waivers, if any	1.08%H	1.08%	1.09%	1.09%	1.11%	1.11%
Expenses net of all reductions	1.08%H	1.08%	1.09%	1.09%	1.11%	1.11%
Net investment income (loss)	.57%H	1.17%	1.64%	1.21%	.98%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$24,305	$20,329	$16,252	$14,473	$13,023	$11,834
Portfolio turnover rateI	9%H	23%	34%	18%	24%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.71	$11.16	$11.07	$11.04	$10.57	$10.14
Income from Investment Operations
Net investment income (loss)A	–B	.07	.12	.08	.05	.08
Net realized and unrealized gain (loss)	.67	.70	.28	.20	.49	.60
Total from investment operations	.67	.77	.40	.28	.54	.68
Distributions from net investment income	(.02)	(.08)	(.12)	(.07)	(.05)	(.09)
Distributions from net realized gain	(.11)	(.14)	(.18)	(.18)	(.02)	(.16)
Total distributions	(.12)C	(.22)	(.31)C	(.25)	(.07)	(.25)
Net asset value, end of period	$12.26	$11.71	$11.16	$11.07	$11.04	$10.57
Total ReturnD,E,F	5.75%	7.00%	3.77%	2.59%	5.16%	6.85%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.59%I	1.59%	1.60%	1.61%	1.61%	1.61%
Expenses net of fee waivers, if any	1.59%I	1.59%	1.60%	1.61%	1.61%	1.61%
Expenses net of all reductions	1.59%I	1.59%	1.60%	1.61%	1.61%	1.61%
Net investment income (loss)	.06%I	.66%	1.13%	.70%	.47%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$29,961	$27,496	$24,224	$24,911	$20,979	$21,579
Portfolio turnover rateJ	9%I	23%	34%	18%	24%	24%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.79	$11.24	$11.15	$11.11	$10.63	$10.20
Income from Investment Operations
Net investment income (loss)A	.07	.20	.24	.20	.17	.20
Net realized and unrealized gain (loss)	.68	.69	.27	.21	.49	.59
Total from investment operations	.75	.89	.51	.41	.66	.79
Distributions from net investment income	(.07)	(.20)	(.24)	(.19)	(.16)	(.20)
Distributions from net realized gain	(.11)	(.14)	(.18)	(.18)	(.02)	(.16)
Total distributions	(.18)	(.34)	(.42)	(.37)	(.18)	(.36)
Net asset value, end of period	$12.36	$11.79	$11.24	$11.15	$11.11	$10.63
Total ReturnB,C	6.36%	8.05%	4.87%	3.75%	6.32%	7.94%
Ratios to Average Net AssetsD,E
Expenses before reductions	.52%F	.52%	.53%	.53%	.54%	.54%
Expenses net of fee waivers, if any	.52%F	.52%	.52%	.53%	.54%	.54%
Expenses net of all reductions	.52%F	.52%	.52%	.53%	.53%	.53%
Net investment income (loss)	1.14%F	1.74%	2.21%	1.78%	1.55%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$2,319,695	$1,935,863	$1,661,192	$1,480,983	$1,139,197	$937,285
Portfolio turnover rateG	9%F	23%	34%	18%	24%	24%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$11.79	$11.24	$11.15	$11.11	$10.62	$10.20
Income from Investment Operations
Net investment income (loss)A	.07	.19	.23	.19	.16	.19
Net realized and unrealized gain (loss)	.68	.69	.28	.21	.50	.59
Total from investment operations	.75	.88	.51	.40	.66	.78
Distributions from net investment income	(.07)	(.19)	(.23)	(.18)	(.15)	(.20)
Distributions from net realized gain	(.11)	(.14)	(.18)	(.18)	(.02)	(.16)
Total distributions	(.18)	(.33)	(.42)B	(.36)	(.17)	(.36)
Net asset value, end of period	$12.36	$11.79	$11.24	$11.15	$11.11	$10.62
Total ReturnC,D	6.35%	8.00%	4.80%	3.66%	6.32%	7.80%
Ratios to Average Net AssetsB,E
Expenses before reductions	.55%F	.59%	.59%	.61%	.62%	.60%
Expenses net of fee waivers, if any	.55%F	.59%	.59%	.61%	.62%	.60%
Expenses net of all reductions	.55%F	.59%	.59%	.61%	.62%	.60%
Net investment income (loss)	1.11%F	1.67%	2.14%	1.70%	1.46%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$61,006	$19,225	$19,014	$23,818	$20,500	$11,501
Portfolio turnover rateG	9%F	23%	34%	18%	24%	24%

 A Calculated based on average shares outstanding during the period.

 B Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 30% Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.79	$11.24	$11.14
Income from Investment Operations
Net investment income (loss)B	.07	.20	.24
Net realized and unrealized gain (loss)	.68	.69	.29
Total from investment operations	.75	.89	.53
Distributions from net investment income	(.07)	(.20)	(.25)
Distributions from net realized gain	(.11)	(.14)	(.18)
Total distributions	(.18)	(.34)	(.43)
Net asset value, end of period	$12.36	$11.79	$11.24
Total ReturnC,D	6.36%	8.10%	5.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.50%	.50%G
Expenses net of fee waivers, if any	.49%G	.49%	.50%G
Expenses net of all reductions	.49%G	.49%	.50%G
Net investment income (loss)	1.16%G	1.76%	2.23%G
Supplemental Data
Net assets, end of period (000 omitted)	$14,637	$9,698	$7,353
Portfolio turnover rateH	9%G	23%	34%G

 A For the period October 2, 2018 (commencement of sale of shares) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2021

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	10.8
Fannie Mae	2.2
Ginnie Mae	2.0
Freddie Mac	1.9
Uniform Mortgage Backed Securities	1.2
18.1

Quality Diversification (% of fund's net assets)

As of March 31, 2021
U.S. Government and U.S. Government Agency Obligations	18.8%
AAA,AA,A	6.7%
BBB	9.8%
BB and Below	5.7%
Not Rated	1.7%
Equities*	50.2%
Short-Term Investments and Net Other Assets	7.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Top Five Stocks as of March 31, 2021

% of fund's net assets
Microsoft Corp.	1.8
Apple, Inc.	1.7
Alphabet, Inc. Class A	1.3
Amazon.com, Inc.	1.0
Facebook, Inc. Class A	0.8
6.6

Top Five Market Sectors as of March 31, 2021

% of fund's net assets
Financials	19.1
Information Technology	11.4
Consumer Discretionary	6.7
Health Care	6.2
Communication Services	6.0

Asset Allocation (% of fund's net assets)

As of March 31, 2021
Stock Class and Equity Futures*	49.2%
Bond Class	42.7%
Short-Term Class	8.1%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.5%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 21.6% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 40%

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 49.4%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	6,793,723	$34,036,551
Fidelity Emerging Markets Equity Central Fund (a)	482,565	143,056,321
Fidelity International Equity Central Fund (a)	1,663,890	165,107,849
Fidelity Real Estate Equity Central Fund (a)	294,620	36,921,736
Fidelity U.S. Equity Central Fund (a)	6,322,175	777,627,540
TOTAL EQUITY CENTRAL FUNDS
(Cost $724,446,745)		1,156,749,997

Fixed-Income Central Funds - 45.0%
High Yield Fixed-Income Funds - 3.6%
Fidelity Emerging Markets Debt Central Fund (a)	2,286,280	20,599,383
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	97,343	9,718,716
Fidelity Floating Rate Central Fund (a)	173,221	17,316,870
Fidelity High Income Central Fund (a)	338,492	37,718,175

TOTAL HIGH YIELD FIXED-INCOME FUNDS		85,353,144

Investment Grade Fixed-Income Funds - 41.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)	916,369	100,030,878
Fidelity International Credit Central Fund (a)	291,057	29,466,563
Fidelity Investment Grade Bond Central Fund (a)	7,423,023	839,098,481

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		968,595,922

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,006,964,095)		1,053,949,066

Money Market Central Funds - 4.7%
Fidelity Cash Central Fund 0.06% (b)	16,708,039	16,711,380
Fidelity Money Market Central Fund 0.18% (b)	59,305,974	59,305,974
Fidelity Securities Lending Cash Central Fund 0.06% (b)(c)	34,009,899	34,013,300
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $110,030,154)		110,030,654
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.08% 4/15/21 to 6/10/21 (d)
(Cost $11,329,371)	11,330,000	11,329,694
	Shares	Value

Investment Companies - 1.9%
iShares 20+ Year Treasury Bond ETF (e)	244,791	$33,156,941
iShares MSCI Japan ETF	169,922	11,643,055
TOTAL INVESTMENT COMPANIES
(Cost $47,397,920)		44,799,996
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $1,900,168,285)		2,376,859,407
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(35,663,893)
NET ASSETS - 100%		$2,341,195,514

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	709	June 2021	$140,644,330	$(1,224,152)	$(1,224,152)
ICE E-mini MSCI EAFE Index Contracts (United States)	224	June 2021	24,550,400	119,000	119,000
TOTAL FUTURES CONTRACTS					$(1,105,152)

The notional amount of futures sold as a percentage of Net Assets is 7.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $116,434,636.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,889,696.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,823
Fidelity Emerging Markets Debt Central Fund	439,562
Fidelity Emerging Markets Debt Local Currency Central Fund	264,677
Fidelity Emerging Markets Equity Central Fund	899,057
Fidelity Floating Rate Central Fund	298,880
Fidelity High Income Central Fund	1,023,586
Fidelity Inflation-Protected Bond Index Central Fund	1,389,019
Fidelity International Credit Central Fund	1,360,780
Fidelity International Equity Central Fund	883,996
Fidelity Investment Grade Bond Central Fund	28,657,906
Fidelity Money Market Central Fund	59,059
Fidelity Real Estate Equity Central Fund	122,049
Fidelity Securities Lending Cash Central Fund	3,234
Fidelity U.S. Equity Central Fund	7,405,449
Total	$42,820,077

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$34,110,651	$163,456	$(1,374)	$90,730	$34,036,551	4.8
Fidelity Emerging Markets Debt Central Fund	18,445,441	3,209,450	1,082,800	8,174	19,118	20,599,383	0.8
Fidelity Emerging Markets Debt Local Currency Central Fund	9,501,231	264,677	--	--	(47,192)	9,718,716	6.3
Fidelity Emerging Markets Equity Central Fund	112,996,139	11,931,592	11,209,805	1,076,328	28,262,067	143,056,321	5.6
Fidelity Floating Rate Central Fund	9,149,841	8,124,640	389,138	7,015	424,512	17,316,870	0.9
Fidelity High Income Central Fund	34,965,272	4,400,602	4,007,307	(43,322)	2,402,930	37,718,175	1.6
Fidelity Inflation-Protected Bond Index Central Fund	111,734,069	9,770,254	21,725,956	733,203	(480,692)	100,030,878	7.4
Fidelity International Credit Central Fund	30,043,011	4,186,144	3,812,588	92,718	(1,042,878)	29,466,563	6.5
Fidelity International Equity Central Fund	141,998,853	16,229,821	18,727,603	2,085,740	23,521,038	165,107,849	5.0
Fidelity Investment Grade Bond Central Fund	813,115,991	104,186,549	39,098,455	(456,013)	(38,649,591)	839,098,481	2.7
Fidelity Real Estate Equity Central Fund	9,098,043	25,876,290	435,956	9,941	2,373,418	36,921,736	2.6
Fidelity U.S. Equity Central Fund	616,508,652	58,850,577	38,337,665	(8,688,195)	149,294,171	777,627,540	3.0
	$1,907,556,543	$281,141,247	$138,990,729	$(5,175,785)	$166,167,631	$2,210,699,063

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,156,749,997	$1,156,749,997	$--	$--
Fixed-Income Central Funds	1,053,949,066	1,053,949,066	--	--
Money Market Central Funds	110,030,654	110,030,654	--	--
Other Short-Term Investments and Net Other Assets	11,329,694	--	11,329,694	--
Investment Companies	44,799,996	44,799,996	--	--
Total Investments in Securities:	$2,376,859,407	$2,365,529,713	$11,329,694	$--
Derivative Instruments:
Assets
Futures Contracts	$119,000	$119,000	$--	$--
Total Assets	$119,000	$119,000	$--	$--
Liabilities
Futures Contracts	$(1,224,152)	$(1,224,152)	$--	$--
Total Liabilities	$(1,224,152)	$(1,224,152)	$--	$--
Total Derivative Instruments:	$(1,105,152)	$(1,105,152)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$119,000	$(1,224,152)
Total Equity Risk	119,000	(1,224,152)
Total Value of Derivatives	$119,000	$(1,224,152)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	78.4%
Cayman Islands	3.9%
United Kingdom	2.4%
Netherlands	1.4%
France	1.3%
Switzerland	1.2%
Japan	1.1%
Others (Individually Less Than 1%)	10.3%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 40%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $33,144,615) — See accompanying schedule: Unaffiliated issuers (cost $58,727,291)	$56,129,690
Fidelity Central Funds (cost $1,841,440,994)	2,320,729,717
Total Investment in Securities (cost $1,900,168,285)		$2,376,859,407
Receivable for investments sold		2,730
Receivable for fund shares sold		2,591,265
Distributions receivable from Fidelity Central Funds		953
Prepaid expenses		1,042
Total assets		2,379,455,397
Liabilities
Payable for investments purchased	$157,723
Payable for fund shares redeemed	2,428,280
Accrued management fee	773,870
Distribution and service plan fees payable	39,277
Payable for daily variation margin on futures contracts	588,605
Other affiliated payables	209,181
Other payables and accrued expenses	49,647
Collateral on securities loaned	34,013,300
Total liabilities		38,259,883
Net Assets		$2,341,195,514
Net Assets consist of:
Paid in capital		$1,926,072,206
Total accumulated earnings (loss)		415,123,308
Net Assets		$2,341,195,514
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($57,528,058 ÷ 4,315,366 shares)(a)		$13.33
Maximum offering price per share (100/94.25 of $13.33)		$14.14
Class M:
Net Asset Value and redemption price per share ($13,800,683 ÷ 1,036,997 shares)(a)		$13.31
Maximum offering price per share (100/96.50 of $13.31)		$13.79
Class C:
Net Asset Value and offering price per share ($25,838,289 ÷ 1,948,675 shares)(a)		$13.26
Asset Manager 40%:
Net Asset Value, offering price and redemption price per share ($2,191,913,715 ÷ 164,435,184 shares)		$13.33
Class I:
Net Asset Value, offering price and redemption price per share ($36,655,964 ÷ 2,748,962 shares)		$13.33
Class Z:
Net Asset Value, offering price and redemption price per share ($15,458,805 ÷ 1,159,519 shares)		$13.33

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2021 (Unaudited)
Investment Income
Dividends		$207,548
Interest		2,308
Income from Fidelity Central Funds (including $3,234 from security lending)		17,883,533
Total income		18,093,389
Expenses
Management fee	$4,466,444
Transfer agent fees	847,748
Distribution and service plan fees	227,979
Accounting fees	365,847
Custodian fees and expenses	967
Independent trustees' fees and expenses	3,312
Registration fees	90,957
Audit	16,560
Legal	2,935
Miscellaneous	5,496
Total expenses before reductions	6,028,245
Expense reductions	(2,244)
Total expenses after reductions		6,026,001
Net investment income (loss)		12,067,388
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,171,787
Fidelity Central Funds	(5,272,591)
Futures contracts	(15,908,853)
Capital gain distributions from Fidelity Central Funds	24,936,544
Total net realized gain (loss)		8,926,887
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(6,387,574)
Fidelity Central Funds	166,167,631
Futures contracts	(651,088)
Total change in net unrealized appreciation (depreciation)		159,128,969
Net gain (loss)		168,055,856
Net increase (decrease) in net assets resulting from operations		$180,123,244

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2021 (Unaudited)	Year ended September 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,067,388	$32,780,665
Net realized gain (loss)	8,926,887	15,376,576
Change in net unrealized appreciation (depreciation)	159,128,969	119,465,800
Net increase (decrease) in net assets resulting from operations	180,123,244	167,623,041
Distributions to shareholders	(38,645,377)	(65,997,525)
Share transactions - net increase (decrease)	161,949,328	121,462,067
Total increase (decrease) in net assets	303,427,195	223,087,583
Net Assets
Beginning of period	2,037,768,319	1,814,680,736
End of period	$2,341,195,514	$2,037,768,319

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 40% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$11.82	$11.87	$11.67	$10.95	$10.39
Income from Investment Operations
Net investment income (loss)A	.05	.17	.21	.17	.14	.16
Net realized and unrealized gain (loss)	1.00	.88	.21	.36	.73	.70
Total from investment operations	1.05	1.05	.42	.53	.87	.86
Distributions from net investment income	(.08)	(.17)	(.21)	(.15)	(.13)	(.17)
Distributions from net realized gain	(.13)	(.21)	(.27)	(.18)	(.02)	(.13)
Total distributions	(.21)	(.38)	(.47)B	(.33)	(.15)	(.30)
Net asset value, end of period	$13.33	$12.49	$11.82	$11.87	$11.67	$10.95
Total ReturnC,D,E	8.44%	9.06%	3.90%	4.62%	8.01%	8.44%
Ratios to Average Net AssetsF,G
Expenses before reductions	.82%H	.83%	.83%	.84%	.84%	.84%
Expenses net of fee waivers, if any	.82%H	.83%	.83%	.84%	.84%	.84%
Expenses net of all reductions	.82%H	.83%	.83%	.84%	.84%	.84%
Net investment income (loss)	.79%H	1.43%	1.79%	1.41%	1.21%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$57,528	$48,985	$42,490	$38,073	$36,200	$40,046
Portfolio turnover rateI	15%H	24%	36%	17%	20%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.47	$11.80	$11.85	$11.65	$10.93	$10.37
Income from Investment Operations
Net investment income (loss)A	.04	.14	.18	.13	.11	.13
Net realized and unrealized gain (loss)	.99	.88	.21	.37	.73	.70
Total from investment operations	1.03	1.02	.39	.50	.84	.83
Distributions from net investment income	(.06)	(.14)	(.17)	(.12)	(.10)	(.14)
Distributions from net realized gain	(.13)	(.21)	(.27)	(.18)	(.02)	(.13)
Total distributions	(.19)	(.35)	(.44)	(.30)	(.12)	(.27)
Net asset value, end of period	$13.31	$12.47	$11.80	$11.85	$11.65	$10.93
Total ReturnB,C,D	8.32%	8.80%	3.61%	4.35%	7.75%	8.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.07%G	1.08%	1.09%	1.10%	1.12%	1.12%
Expenses net of fee waivers, if any	1.07%G	1.08%	1.09%	1.10%	1.11%	1.12%
Expenses net of all reductions	1.07%G	1.08%	1.09%	1.10%	1.11%	1.12%
Net investment income (loss)	.55%G	1.17%	1.53%	1.14%	.94%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$13,801	$11,898	$10,913	$12,318	$11,665	$10,297
Portfolio turnover rateH	15%G	24%	36%	17%	20%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.42	$11.75	$11.80	$11.61	$10.90	$10.34
Income from Investment Operations
Net investment income (loss)A	–B	.08	.12	.08	.05	.08
Net realized and unrealized gain (loss)	1.00	.88	.21	.35	.73	.70
Total from investment operations	1.00	.96	.33	.43	.78	.78
Distributions from net investment income	(.03)	(.08)	(.12)	(.06)	(.05)	(.09)
Distributions from net realized gain	(.13)	(.21)	(.27)	(.18)	(.02)	(.13)
Total distributions	(.16)	(.29)	(.38)C	(.24)	(.07)	(.22)
Net asset value, end of period	$13.26	$12.42	$11.75	$11.80	$11.61	$10.90
Total ReturnD,E,F	8.07%	8.25%	3.11%	3.77%	7.16%	7.62%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.59%I	1.59%	1.60%	1.60%	1.61%	1.61%
Expenses net of fee waivers, if any	1.59%I	1.59%	1.60%	1.60%	1.61%	1.61%
Expenses net of all reductions	1.59%I	1.59%	1.60%	1.60%	1.61%	1.61%
Net investment income (loss)	.03%I	.66%	1.03%	.64%	.45%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$25,838	$23,974	$24,834	$25,656	$23,354	$22,064
Portfolio turnover rateJ	15%I	24%	36%	17%	20%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$11.82	$11.87	$11.67	$10.95	$10.39
Income from Investment Operations
Net investment income (loss)A	.07	.21	.24	.20	.17	.19
Net realized and unrealized gain (loss)	1.00	.88	.22	.37	.73	.70
Total from investment operations	1.07	1.09	.46	.57	.90	.89
Distributions from net investment income	(.10)	(.21)	(.24)	(.19)	(.16)	(.20)
Distributions from net realized gain	(.13)	(.21)	(.27)	(.18)	(.02)	(.13)
Total distributions	(.23)	(.42)	(.51)	(.37)	(.18)	(.33)
Net asset value, end of period	$13.33	$12.49	$11.82	$11.87	$11.67	$10.95
Total ReturnB,C	8.60%	9.41%	4.23%	4.95%	8.35%	8.76%
Ratios to Average Net AssetsD,E
Expenses before reductions	.51%F	.52%	.52%	.53%	.54%	.54%
Expenses net of fee waivers, if any	.51%F	.52%	.52%	.53%	.54%	.54%
Expenses net of all reductions	.51%F	.52%	.52%	.53%	.53%	.54%
Net investment income (loss)	1.10%F	1.73%	2.10%	1.71%	1.52%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$2,191,914	$1,911,787	$1,704,998	$1,577,393	$1,344,514	$1,084,411
Portfolio turnover rateG	15%F	24%	36%	17%	20%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$11.82	$11.87	$11.67	$10.95	$10.39
Income from Investment Operations
Net investment income (loss)A	.07	.20	.24	.20	.17	.19
Net realized and unrealized gain (loss)	1.00	.88	.21	.36	.73	.69
Total from investment operations	1.07	1.08	.45	.56	.90	.88
Distributions from net investment income	(.09)	(.20)	(.24)	(.18)	(.16)	(.19)
Distributions from net realized gain	(.13)	(.21)	(.27)	(.18)	(.02)	(.13)
Total distributions	(.23)B	(.41)	(.50)B	(.36)	(.18)	(.32)
Net asset value, end of period	$13.33	$12.49	$11.82	$11.87	$11.67	$10.95
Total ReturnC,D	8.57%	9.35%	4.18%	4.91%	8.32%	8.67%
Ratios to Average Net AssetsE,F
Expenses before reductions	.56%G	.56%	.56%	.56%	.56%	.58%
Expenses net of fee waivers, if any	.56%G	.56%	.56%	.56%	.56%	.58%
Expenses net of all reductions	.56%G	.56%	.56%	.56%	.56%	.58%
Net investment income (loss)	1.05%G	1.69%	2.06%	1.68%	1.49%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$36,656	$28,708	$25,014	$29,180	$20,025	$15,525
Portfolio turnover rateH	15%G	24%	36%	17%	20%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 40% Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$11.82	$11.86
Income from Investment Operations
Net investment income (loss)B	.07	.21	.24
Net realized and unrealized gain (loss)	1.00	.88	.23
Total from investment operations	1.07	1.09	.47
Distributions from net investment income	(.10)	(.22)	(.24)
Distributions from net realized gain	(.13)	(.21)	(.27)
Total distributions	(.23)	(.42)C	(.51)
Net asset value, end of period	$13.33	$12.49	$11.82
Total ReturnD,E	8.62%	9.45%	4.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.50%	.50%H
Expenses net of fee waivers, if any	.49%H	.49%	.50%H
Expenses net of all reductions	.49%H	.49%	.50%H
Net investment income (loss)	1.12%H	1.76%	2.12%H
Supplemental Data
Net assets, end of period (000 omitted)	$15,459	$12,416	$6,431
Portfolio turnover rateI	15%H	24%	36%

 A For the period October 2, 2018 (commencement of sale of shares) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2021

% of fund's net assets
Microsoft Corp.	2.2
Apple, Inc.	2.1
Alphabet, Inc. Class A	1.6
Amazon.com, Inc.	1.3
Facebook, Inc. Class A	0.9
Taiwan Semiconductor Manufacturing Co. Ltd.	0.6
UnitedHealth Group, Inc.	0.5
Capital One Financial Corp.	0.5
Tencent Holdings Ltd.	0.4
Samsung Electronics Co. Ltd.	0.4
10.5

Top Five Market Sectors as of March 31, 2021

% of fund's net assets
Financials	16.2
Information Technology	13.9
Consumer Discretionary	7.5
Health Care	6.8
Communication Services	6.2

Top Five Bond Issuers as of March 31, 2021

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	9.5
Fannie Mae	1.8
Ginnie Mae	1.8
Freddie Mac	1.8
Uniform Mortgage Backed Securities	1.2
16.1

Quality Diversification (% of fund's net assets)

As of March 31, 2021
U.S. Government and U.S. Government Agency Obligations	16.3%
AAA,AA,A	5.2%
BBB	8.1%
BB and Below	5.0%
Not Rated	1.4%
Equities*	60.2%
Short-Term Investments and Net Other Assets	3.8%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2021
Stock Class and Equity Futures*	59.0%
Bond Class	36.6%
Short-Term Class	4.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 23.4% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 50%

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 58.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	31,611,357	$158,372,898
Fidelity Emerging Markets Equity Central Fund (a)	2,619,077	776,425,257
Fidelity International Equity Central Fund (a)	9,323,682	925,188,998
Fidelity Real Estate Equity Central Fund (a)	1,147,991	143,866,278
Fidelity U.S. Equity Central Fund (a)	36,052,776	4,434,491,460
TOTAL EQUITY CENTRAL FUNDS
(Cost $3,252,171,624)		6,438,344,891

Fixed-Income Central Funds - 37.7%
High Yield Fixed-Income Funds - 3.3%
Fidelity Emerging Markets Debt Central Fund (a)	7,158,270	64,496,010
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	461,668	46,092,957
Fidelity Floating Rate Central Fund (a)	802,752	80,251,102
Fidelity High Income Central Fund (a)	1,500,278	167,175,960

TOTAL HIGH YIELD FIXED-INCOME FUNDS		358,016,029

Investment Grade Fixed-Income Funds - 34.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)	4,203,076	458,807,759
Fidelity International Credit Central Fund (a)	1,318,901	133,525,576
Fidelity Investment Grade Bond Central Fund (a)	28,098,098	3,176,208,957

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,768,542,292

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,777,548,934)		4,126,558,321

Money Market Central Funds - 3.0%
Fidelity Cash Central Fund 0.06% (b)	29,086,071	29,091,889
Fidelity Securities Lending Cash Central Fund 0.06% (b)(c)	299,223,528	299,253,450
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $328,345,339)		328,345,339
	Principal Amount	Value

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.08% 4/1/21 to 6/10/21 (d)
(Cost $40,658,046)	40,660,000	40,659,304
	Shares	Value

Investment Companies - 2.9%
iShares 20+ Year Treasury Bond ETF (e)	1,529,394	$207,156,417
iShares MSCI Japan ETF (e)	1,577,684	108,102,908
TOTAL INVESTMENT COMPANIES
(Cost $319,558,212)		315,259,325
TOTAL INVESTMENT IN SECURITIES - 102.8%
(Cost $7,718,282,155)		11,249,167,180
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(304,090,381)
NET ASSETS - 100%		$10,945,076,799

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3,408	June 2021	$676,044,960	$(5,884,219)	$(5,884,219)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	186	June 2021	12,299,250	128,009	128,009
TOTAL FUTURES CONTRACTS					$(5,756,210)

The notional amount of futures sold as a percentage of Net Assets is 6.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $551,654,135.

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $40,319,304.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,994
Fidelity Emerging Markets Debt Central Fund	1,802,272
Fidelity Emerging Markets Debt Local Currency Central Fund	1,255,283
Fidelity Emerging Markets Equity Central Fund	4,754,939
Fidelity Floating Rate Central Fund	1,379,271
Fidelity High Income Central Fund	4,585,540
Fidelity Inflation-Protected Bond Index Central Fund	6,318,652
Fidelity International Credit Central Fund	6,169,006
Fidelity International Equity Central Fund	5,364,430
Fidelity Investment Grade Bond Central Fund	111,680,202
Fidelity Real Estate Equity Central Fund	174,725
Fidelity Securities Lending Cash Central Fund	60,206
Fidelity U.S. Equity Central Fund	42,582,906
Total	$186,140,426

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$158,466,068	$486,002	$(10,911)	$403,743	$158,372,898	22.4
Fidelity Emerging Markets Debt Central Fund	86,278,875	6,159,681	28,951,931	(2,174,407)	3,183,792	64,496,010	2.4
Fidelity Emerging Markets Debt Local Currency Central Fund	45,061,491	1,255,282	--	--	(223,816)	46,092,957	30.0
Fidelity Emerging Markets Equity Central Fund	606,164,356	27,620,067	9,014,723	168,290	151,487,267	776,425,257	30.7
Fidelity Floating Rate Central Fund	42,480,052	36,532,576	729,903	7,999	1,960,378	80,251,102	4.2
Fidelity High Income Central Fund	161,792,884	9,508,315	14,715,229	(182,810)	10,772,800	167,175,960	7.0
Fidelity Inflation-Protected Bond Index Central Fund	483,236,022	19,059,317	44,564,172	2,394,390	(1,317,798)	458,807,759	33.8
Fidelity International Credit Central Fund	141,534,724	10,858,886	14,628,780	590,079	(4,829,333)	133,525,576	29.5
Fidelity International Equity Central Fund	907,464,541	38,610,542	178,030,802	32,087,144	125,057,573	925,188,998	28.3
Fidelity Investment Grade Bond Central Fund	3,262,972,826	217,160,494	153,830,337	(1,749,950)	(148,344,076)	3,176,208,957	10.3
Fidelity Real Estate Equity Central Fund	13,371,801	124,560,211	545,453	3,969	6,475,750	143,866,278	10.3
Fidelity U.S. Equity Central Fund	3,666,173,116	146,895,177	188,667,721	(41,777,325)	851,868,213	4,434,491,460	17.1
	$9,416,530,688	$796,686,616	$634,165,053	$(10,643,532)	$996,494,493	$10,564,903,212

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$6,438,344,891	$6,438,344,891	$--	$--
Fixed-Income Central Funds	4,126,558,321	4,126,558,321	--	--
Money Market Central Funds	328,345,339	328,345,339	--	--
Other Short-Term Investments and Net Other Assets	40,659,304	--	40,659,304	--
Investment Companies	315,259,325	315,259,325	--	--
Total Investments in Securities:	$11,249,167,180	$11,208,507,876	$40,659,304	$--
Derivative Instruments:
Assets
Futures Contracts	$128,009	$128,009	$--	$--
Total Assets	$128,009	$128,009	$--	$--
Liabilities
Futures Contracts	$(5,884,219)	$(5,884,219)	$--	$--
Total Liabilities	$(5,884,219)	$(5,884,219)	$--	$--
Total Derivative Instruments:	$(5,756,210)	$(5,756,210)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$128,009	$(5,884,219)
Total Equity Risk	128,009	(5,884,219)
Total Value of Derivatives	$128,009	$(5,884,219)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	76.6%
Cayman Islands	3.8%
United Kingdom	2.4%
Netherlands	1.6%
France	1.5%
Japan	1.4%
Switzerland	1.4%
Canada	1.0%
Korea (South)	1.0%
Germany	1.0%
Others (Individually Less Than 1%)	8.3%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 50%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $291,064,794) — See accompanying schedule: Unaffiliated issuers (cost $360,216,258)	$355,918,629
Fidelity Central Funds (cost $7,358,065,897)	10,893,248,551
Total Investment in Securities (cost $7,718,282,155)		$11,249,167,180
Cash		1,325
Receivable for investments sold		4,139,655
Receivable for fund shares sold		4,578,086
Distributions receivable from Fidelity Central Funds		27,276
Prepaid expenses		5,090
Other receivables		218,372
Total assets		11,258,136,984
Liabilities
Payable for investments purchased	$733,166
Payable for fund shares redeemed	3,834,807
Accrued management fee	4,325,593
Distribution and service plan fees payable	84,793
Payable for daily variation margin on futures contracts	3,435,930
Other affiliated payables	1,157,187
Other payables and accrued expenses	235,259
Collateral on securities loaned	299,253,450
Total liabilities		313,060,185
Net Assets		$10,945,076,799
Net Assets consist of:
Paid in capital		$8,243,670,519
Total accumulated earnings (loss)		2,701,406,280
Net Assets		$10,945,076,799
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($118,044,746 ÷ 5,610,405 shares)(a)		$21.04
Maximum offering price per share (100/94.25 of $21.04)		$22.32
Class M:
Net Asset Value and redemption price per share ($50,653,035 ÷ 2,410,237 shares)(a)		$21.02
Maximum offering price per share (100/96.50 of $21.02)		$21.78
Class C:
Net Asset Value and offering price per share ($47,533,347 ÷ 2,280,285 shares)(a)		$20.85
Asset Manager 50%:
Net Asset Value, offering price and redemption price per share ($10,622,958,392 ÷ 502,570,616 shares)		$21.14
Class I:
Net Asset Value, offering price and redemption price per share ($73,664,437 ÷ 3,491,766 shares)		$21.10
Class Z:
Net Asset Value, offering price and redemption price per share ($32,222,842 ÷ 1,528,202 shares)		$21.09

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2021 (Unaudited)
Investment Income
Dividends		$1,151,936
Interest		7,148
Income from Fidelity Central Funds (including $60,206 from security lending)		79,641,711
Total income		80,800,795
Expenses
Management fee	$25,005,616
Transfer agent fees	5,904,576
Distribution and service plan fees	503,535
Accounting fees	795,436
Custodian fees and expenses	1,522
Independent trustees' fees and expenses	15,613
Registration fees	95,660
Audit	16,560
Legal	13,895
Interest	328
Miscellaneous	25,803
Total expenses before reductions	32,378,544
Expense reductions	(15,738)
Total expenses after reductions		32,362,806
Net investment income (loss)		48,437,989
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,911,980
Fidelity Central Funds	(10,663,720)
Futures contracts	(75,602,187)
Capital gain distributions from Fidelity Central Funds	106,498,715
Total net realized gain (loss)		34,144,788
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(23,614,389)
Fidelity Central Funds	996,494,397
Futures contracts	(3,548,255)
Total change in net unrealized appreciation (depreciation)		969,331,753
Net gain (loss)		1,003,476,541
Net increase (decrease) in net assets resulting from operations		$1,051,914,530

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2021 (Unaudited)	Year ended September 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,437,989	$152,167,784
Net realized gain (loss)	34,144,788	119,663,256
Change in net unrealized appreciation (depreciation)	969,331,753	627,397,337
Net increase (decrease) in net assets resulting from operations	1,051,914,530	899,228,377
Distributions to shareholders	(191,589,683)	(384,474,225)
Share transactions - net increase (decrease)	418,773,452	(143,015,947)
Total increase (decrease) in net assets	1,279,098,299	371,738,205
Net Assets
Beginning of period	9,665,978,500	9,294,240,295
End of period	$10,945,076,799	$9,665,978,500

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 50% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$19.33	$18.22	$18.58	$18.29	$16.91	$16.33
Income from Investment Operations
Net investment income (loss)A	.06	.24	.28	.23	.19	.23
Net realized and unrealized gain (loss)	2.00	1.57	.20	.80	1.46	1.21
Total from investment operations	2.06	1.81	.48	1.03	1.65	1.44
Distributions from net investment income	(.11)	(.25)	(.29)	(.21)	(.18)	(.25)
Distributions from net realized gain	(.24)	(.45)	(.55)	(.53)	(.09)	(.62)
Total distributions	(.35)	(.70)	(.84)	(.74)	(.27)	(.86)B
Net asset value, end of period	$21.04	$19.33	$18.22	$18.58	$18.29	$16.91
Total ReturnC,D,E	10.71%	10.15%	3.07%	5.74%	9.90%	9.19%
Ratios to Average Net AssetsF,G
Expenses before reductions	.91%H	.93%	.94%	.94%	.96%	.96%
Expenses net of fee waivers, if any	.91%H	.92%	.94%	.94%	.96%	.96%
Expenses net of all reductions	.91%H	.92%	.94%	.94%	.95%	.96%
Net investment income (loss)	.63%H	1.32%	1.57%	1.24%	1.08%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$118,045	$106,339	$95,542	$86,252	$75,623	$77,724
Portfolio turnover rateI	14%H	24%	37%	15%	20%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$19.31	$18.20	$18.56	$18.27	$16.90	$16.31
Income from Investment Operations
Net investment income (loss)A	.04	.20	.23	.18	.14	.19
Net realized and unrealized gain (loss)	2.00	1.57	.21	.80	1.46	1.22
Total from investment operations	2.04	1.77	.44	.98	1.60	1.41
Distributions from net investment income	(.09)	(.20)	(.25)	(.16)	(.14)	(.20)
Distributions from net realized gain	(.24)	(.45)	(.55)	(.53)	(.09)	(.62)
Total distributions	(.33)	(.66)B	(.80)	(.69)	(.23)	(.82)
Net asset value, end of period	$21.02	$19.31	$18.20	$18.56	$18.27	$16.90
Total ReturnC,D,E	10.60%	9.89%	2.81%	5.48%	9.57%	8.97%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.16%H	1.17%	1.18%	1.19%	1.21%	1.22%
Expenses net of fee waivers, if any	1.16%H	1.16%	1.18%	1.19%	1.21%	1.22%
Expenses net of all reductions	1.16%H	1.16%	1.18%	1.19%	1.21%	1.22%
Net investment income (loss)	.39%H	1.08%	1.33%	.99%	.83%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$50,653	$45,076	$42,658	$41,222	$36,209	$32,431
Portfolio turnover rateI	14%H	24%	37%	15%	20%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$19.16	$18.05	$18.42	$18.15	$16.79	$16.21
Income from Investment Operations
Net investment income (loss)A	(.01)	.10	.14	.09	.05	.11
Net realized and unrealized gain (loss)	1.98	1.57	.20	.79	1.46	1.21
Total from investment operations	1.97	1.67	.34	.88	1.51	1.32
Distributions from net investment income	(.04)	(.11)	(.16)	(.08)	(.06)	(.12)
Distributions from net realized gain	(.24)	(.45)	(.55)	(.53)	(.09)	(.62)
Total distributions	(.28)	(.56)	(.71)	(.61)	(.15)	(.74)
Net asset value, end of period	$20.85	$19.16	$18.05	$18.42	$18.15	$16.79
Total ReturnB,C,D	10.31%	9.38%	2.25%	4.93%	9.07%	8.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.67%G	1.68%	1.69%	1.70%	1.72%	1.72%
Expenses net of fee waivers, if any	1.67%G	1.68%	1.69%	1.70%	1.72%	1.72%
Expenses net of all reductions	1.67%G	1.68%	1.69%	1.70%	1.71%	1.72%
Net investment income (loss)	(.13)%G	.56%	.82%	.49%	.32%	.66%
Supplemental Data
Net assets, end of period (000 omitted)	$47,533	$44,990	$46,487	$51,337	$41,900	$42,706
Portfolio turnover rateH	14%G	24%	37%	15%	20%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$19.42	$18.30	$18.66	$18.37	$16.98	$16.39
Income from Investment Operations
Net investment income (loss)A	.10	.30	.33	.29	.24	.28
Net realized and unrealized gain (loss)	2.00	1.58	.21	.80	1.47	1.22
Total from investment operations	2.10	1.88	.54	1.09	1.71	1.50
Distributions from net investment income	(.14)	(.30)	(.35)	(.26)	(.24)	(.30)
Distributions from net realized gain	(.24)	(.45)	(.55)	(.53)	(.09)	(.62)
Total distributions	(.38)	(.76)B	(.90)	(.80)B	(.32)B	(.91)B
Net asset value, end of period	$21.14	$19.42	$18.30	$18.66	$18.37	$16.98
Total ReturnC,D	10.89%	10.51%	3.37%	6.05%	10.26%	9.56%
Ratios to Average Net AssetsE,F
Expenses before reductions	.61%G	.62%	.63%	.63%	.65%	.65%
Expenses net of fee waivers, if any	.61%G	.62%	.63%	.63%	.64%	.65%
Expenses net of all reductions	.61%G	.62%	.63%	.63%	.64%	.65%
Net investment income (loss)	.94%G	1.63%	1.88%	1.55%	1.39%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$10,622,958	$9,387,915	$9,026,444	$9,140,811	$8,324,452	$7,566,062
Portfolio turnover rateH	14%G	24%	37%	15%	20%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$19.38	$18.26	$18.62	$18.33	$16.95	$16.36
Income from Investment Operations
Net investment income (loss)A	.09	.29	.33	.28	.24	.27
Net realized and unrealized gain (loss)	2.01	1.58	.20	.80	1.46	1.23
Total from investment operations	2.10	1.87	.53	1.08	1.70	1.50
Distributions from net investment income	(.14)	(.30)	(.34)	(.26)	(.23)	(.29)
Distributions from net realized gain	(.24)	(.45)	(.55)	(.53)	(.09)	(.62)
Total distributions	(.38)	(.75)	(.89)	(.79)	(.32)	(.91)
Net asset value, end of period	$21.10	$19.38	$18.26	$18.62	$18.33	$16.95
Total ReturnB,C	10.89%	10.49%	3.33%	6.02%	10.17%	9.53%
Ratios to Average Net AssetsD,E
Expenses before reductions	.64%F	.65%	.66%	.67%	.68%	.70%
Expenses net of fee waivers, if any	.64%F	.65%	.66%	.67%	.68%	.70%
Expenses net of all reductions	.64%F	.65%	.66%	.67%	.68%	.70%
Net investment income (loss)	.90%F	1.59%	1.85%	1.52%	1.35%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$73,664	$55,021	$62,141	$75,904	$42,497	$39,673
Portfolio turnover rateG	14%F	24%	37%	15%	20%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 50% Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$19.37	$18.26	$18.59
Income from Investment Operations
Net investment income (loss)B	.10	.31	.35
Net realized and unrealized gain (loss)	2.01	1.57	.23
Total from investment operations	2.11	1.88	.58
Distributions from net investment income	(.15)	(.32)	(.36)
Distributions from net realized gain	(.24)	(.45)	(.55)
Total distributions	(.39)	(.77)	(.91)
Net asset value, end of period	$21.09	$19.37	$18.26
Total ReturnC,D	10.96%	10.56%	3.61%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G	.55%	.55%G
Expenses net of fee waivers, if any	.54%G	.54%	.55%G
Expenses net of all reductions	.54%G	.54%	.55%G
Net investment income (loss)	1.01%G	1.70%	1.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$32,223	$26,638	$20,968
Portfolio turnover rateH	14%G	24%	37%

 A For the period October 2, 2018 (commencement of sale of shares) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2021

% of fund's net assets
Microsoft Corp.	2.5
Apple, Inc.	2.3
Alphabet, Inc. Class A	1.7
Amazon.com, Inc.	1.4
Facebook, Inc. Class A	1.0
Taiwan Semiconductor Manufacturing Co. Ltd.	0.6
UnitedHealth Group, Inc.	0.5
Capital One Financial Corp.	0.5
Tencent Holdings Ltd.	0.5
Samsung Electronics Co. Ltd.	0.4
11.4

Top Five Market Sectors as of March 31, 2021

% of fund's net assets
Financials	17.0
Information Technology	14.7
Consumer Discretionary	8.4
Health Care	7.1
Communication Services	6.7

Quality Diversification (% of fund's net assets)

As of March 31, 2021
U.S. Government and U.S. Government Agency Obligations	13.7%
AAA,AA,A	4.1%
BBB	6.1%
BB and Below	4.4%
Not Rated	1.3%
Equities*	67.9%
Short-Term Investments and Net Other Assets	2.5%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2021
Stock Class and Equity Futures*	66.6%
Bond Class	30.4%
Short-Term Class	3.0%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.2%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 24.7% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 60%

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 65.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	17,053,981	$85,440,443
Fidelity Emerging Markets Equity Central Fund (a)	1,009,551	299,281,419
Fidelity International Equity Central Fund (a)	4,004,264	397,343,075
Fidelity Real Estate Equity Central Fund (a)	412,940	51,749,649
Fidelity U.S. Equity Central Fund (a)	14,262,019	1,754,228,375
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,576,288,985)		2,588,042,961

Fixed-Income Central Funds - 30.4%
High Yield Fixed-Income Funds - 3.1%
Fidelity Emerging Markets Debt Central Fund (a)	2,464,875	22,208,522
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	155,931	15,568,180
Fidelity Floating Rate Central Fund (a)	284,629	28,454,408
Fidelity High Income Central Fund (a)	520,383	57,986,289

TOTAL HIGH YIELD FIXED-INCOME FUNDS		124,217,399

Investment Grade Fixed-Income Funds - 27.3%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,362,346	148,713,638
Fidelity International Credit Central Fund (a)	449,147	45,471,609
Fidelity Investment Grade Bond Central Fund (a)	7,783,349	879,829,790

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,074,015,037

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,130,979,497)		1,198,232,436

Money Market Central Funds - 3.2%
Fidelity Cash Central Fund 0.06% (b)	4,540,115	4,541,023
Fidelity Securities Lending Cash Central Fund 0.06% (b)(c)	121,375,987	121,388,125
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $125,929,148)		125,929,148
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.08% 4/1/21 to 6/3/21 (d)
(Cost $10,049,580)	10,050,000	10,049,864
	Shares	Value

Investment Companies - 3.6%
iShares 20+ Year Treasury Bond ETF (e)	705,460	$95,554,557
iShares MSCI Japan ETF (e)	540,781	37,054,314
VanEck Vectors Gold Miners ETF	262,248	8,523,060
TOTAL INVESTMENT COMPANIES
(Cost $145,452,503)		141,131,931
TOTAL INVESTMENT IN SECURITIES - 103.2%
(Cost $2,988,699,713)		4,063,386,340
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(124,310,257)
NET ASSETS - 100%		$3,939,076,083

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	184	June 2021	$20,166,400	$(111,344)	$(111,344)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	29	June 2021	1,917,625	(15,973)	(15,973)

TOTAL PURCHASED					(127,317)

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	602	June 2021	119,418,740	(1,039,407)	(1,039,407)
TOTAL FUTURES CONTRACTS					$(1,166,724)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

The notional amount of futures sold as a percentage of Net Assets is 3.0%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,491,864.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,817
Fidelity Commodity Strategy Central Fund	8,234
Fidelity Emerging Markets Debt Central Fund	601,314
Fidelity Emerging Markets Debt Local Currency Central Fund	423,979
Fidelity Emerging Markets Equity Central Fund	1,776,391
Fidelity Floating Rate Central Fund	478,272
Fidelity High Income Central Fund	1,553,206
Fidelity Inflation-Protected Bond Index Central Fund	2,018,122
Fidelity International Credit Central Fund	2,050,413
Fidelity International Equity Central Fund	2,175,121
Fidelity Investment Grade Bond Central Fund	28,202,730
Fidelity Real Estate Equity Central Fund	59,653
Fidelity Securities Lending Cash Central Fund	10,062
Fidelity U.S. Equity Central Fund	16,923,704
Total	$56,286,018

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$83,955,462	$866,338	$(10,297)	$2,361,616	$85,440,443	12.1
Fidelity Emerging Markets Debt Central Fund	27,879,158	4,721,871	10,688,035	(825,908)	1,121,436	22,208,522	0.8
Fidelity Emerging Markets Debt Local Currency Central Fund	15,219,796	423,979	--	--	(75,595)	15,568,180	10.1
Fidelity Emerging Markets Equity Central Fund	223,607,673	24,946,672	5,877,514	123,987	56,480,601	299,281,419	11.8
Fidelity Floating Rate Central Fund	14,207,510	13,980,516	408,858	4,126	671,114	28,454,408	1.5
Fidelity High Income Central Fund	53,705,739	6,231,063	5,519,170	(61,120)	3,629,777	57,986,289	2.4
Fidelity Inflation-Protected Bond Index Central Fund	153,267,204	11,600,380	16,497,733	362,792	(19,005)	148,713,638	10.9
Fidelity International Credit Central Fund	45,952,687	6,457,077	5,496,011	161,761	(1,603,905)	45,471,609	10.0
Fidelity International Equity Central Fund	360,882,090	40,274,707	67,240,566	6,364,207	57,062,637	397,343,075	12.1
Fidelity Investment Grade Bond Central Fund	810,157,055	155,515,176	47,220,139	(507,738)	(38,114,564)	879,829,790	2.8
Fidelity Real Estate Equity Central Fund	4,505,615	45,217,041	273,246	3,848	2,296,391	51,749,649	3.7
Fidelity U.S. Equity Central Fund	1,430,583,670	139,701,704	136,412,223	(19,023,544)	339,378,768	1,754,228,375	6.8
	$3,139,968,197	$533,025,648	$296,499,833	$(13,407,886)	$423,189,271	$3,786,275,397

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$2,588,042,961	$2,588,042,961	$--	$--
Fixed-Income Central Funds	1,198,232,436	1,198,232,436	--	--
Money Market Central Funds	125,929,148	125,929,148	--	--
Other Short-Term Investments and Net Other Assets	10,049,864	--	10,049,864	--
Investment Companies	141,131,931	141,131,931	--	--
Total Investments in Securities:	$4,063,386,340	$4,053,336,476	$10,049,864	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,166,724)	$(1,166,724)	$--	$--
Total Liabilities	$(1,166,724)	$(1,166,724)	$--	$--
Total Derivative Instruments:	$(1,166,724)	$(1,166,724)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,166,724)
Total Equity Risk	0	(1,166,724)
Total Value of Derivatives	$0	$(1,166,724)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	75.3%
Cayman Islands	3.5%
United Kingdom	2.6%
Japan	1.7%
France	1.6%
Netherlands	1.6%
Switzerland	1.4%
Canada	1.2%
Germany	1.2%
Korea (South)	1.1%
Others (Individually Less Than 1%)	8.8%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 60%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $118,144,629) — See accompanying schedule: Unaffiliated issuers (cost $155,502,083)	$151,181,795
Fidelity Central Funds (cost $2,833,197,630)	3,912,204,545
Total Investment in Securities (cost $2,988,699,713)		$4,063,386,340
Cash		9,392
Receivable for investments sold		331
Receivable for fund shares sold		2,832,127
Dividends receivable		34,651
Distributions receivable from Fidelity Central Funds		2,080
Prepaid expenses		1,696
Other receivables		2,673
Total assets		4,066,269,290
Liabilities
Payable for investments purchased	$1,242,058
Payable for fund shares redeemed	1,550,630
Accrued management fee	1,704,697
Distribution and service plan fees payable	105,048
Payable for daily variation margin on futures contracts	670,805
Other affiliated payables	464,607
Other payables and accrued expenses	67,237
Collateral on securities loaned	121,388,125
Total liabilities		127,193,207
Net Assets		$3,939,076,083
Net Assets consist of:
Paid in capital		$3,014,965,084
Total accumulated earnings (loss)		924,110,999
Net Assets		$3,939,076,083
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($149,184,733 ÷ 9,899,492 shares)(a)		$15.07
Maximum offering price per share (100/94.25 of $15.07)		$15.99
Class M:
Net Asset Value and redemption price per share ($52,649,328 ÷ 3,512,550 shares)(a)		$14.99
Maximum offering price per share (100/96.50 of $14.99)		$15.53
Class C:
Net Asset Value and offering price per share ($61,835,688 ÷ 4,175,948 shares)(a)		$14.81
Asset Manager 60%:
Net Asset Value, offering price and redemption price per share ($3,536,253,677 ÷ 233,584,459 shares)		$15.14
Class I:
Net Asset Value, offering price and redemption price per share ($109,032,321 ÷ 7,195,393 shares)		$15.15
Class Z:
Net Asset Value, offering price and redemption price per share ($30,120,336 ÷ 1,989,839 shares)		$15.14

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2021 (Unaudited)
Investment Income
Dividends		$568,225
Interest		2,545
Income from Fidelity Central Funds (including $10,062 from security lending)		25,425,293
Total income		25,996,063
Expenses
Management fee	$9,651,556
Transfer agent fees	2,015,100
Distribution and service plan fees	630,379
Accounting fees	648,976
Custodian fees and expenses	1,260
Independent trustees' fees and expenses	5,369
Registration fees	109,259
Audit	16,560
Legal	12,828
Miscellaneous	8,870
Total expenses before reductions	13,100,157
Expense reductions	(5,432)
Total expenses after reductions		13,094,725
Net investment income (loss)		12,901,338
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,916,065
Fidelity Central Funds	(13,359,133)
Foreign currency transactions	1,812
Futures contracts	(13,446,335)
Capital gain distributions from Fidelity Central Funds	30,860,725
Total net realized gain (loss)		9,973,134
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(15,411,818)
Fidelity Central Funds	423,189,271
Assets and liabilities in foreign currencies	(1,478)
Futures contracts	(387,790)
Total change in net unrealized appreciation (depreciation)		407,388,185
Net gain (loss)		417,361,319
Net increase (decrease) in net assets resulting from operations		$430,262,657

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2021 (Unaudited)	Year ended September 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,901,338	$46,146,004
Net realized gain (loss)	9,973,134	25,693,273
Change in net unrealized appreciation (depreciation)	407,388,185	241,865,766
Net increase (decrease) in net assets resulting from operations	430,262,657	313,705,043
Distributions to shareholders	(68,041,346)	(130,212,248)
Share transactions - net increase (decrease)	312,321,802	33,223,905
Total increase (decrease) in net assets	674,543,113	216,716,700
Net Assets
Beginning of period	3,264,532,970	3,047,816,270
End of period	$3,939,076,083	$3,264,532,970

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 60% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.57	$12.68	$12.92	$12.42	$11.24	$10.60
Income from Investment Operations
Net investment income (loss)A	.03	.15	.17	.14	.11	.14
Net realized and unrealized gain (loss)	1.71	1.24	.06	.69	1.21	.90
Total from investment operations	1.74	1.39	.23	.83	1.32	1.04
Distributions from net investment income	(.12)	(.17)	(.15)	(.11)	(.12)	(.15)
Distributions from net realized gain	(.12)	(.33)	(.32)	(.22)	(.02)	(.25)
Total distributions	(.24)	(.50)	(.47)	(.33)	(.14)	(.40)
Net asset value, end of period	$15.07	$13.57	$12.68	$12.92	$12.42	$11.24
Total ReturnB,C,D	12.84%	11.13%	2.24%	6.80%	11.86%	10.10%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	1.00%	1.02%	1.02%	1.03%	1.03%
Expenses net of fee waivers, if any	.99%G	1.00%	1.01%	1.01%	1.03%	1.03%
Expenses net of all reductions	.99%G	1.00%	1.01%	1.01%	1.02%	1.03%
Net investment income (loss)	.43%G	1.19%	1.40%	1.12%	.98%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$149,185	$129,967	$128,269	$130,729	$59,049	$59,027
Portfolio turnover rateH	19%G	29%	39%	18%I	18%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.48	$12.60	$12.84	$12.34	$11.17	$10.55
Income from Investment Operations
Net investment income (loss)A	.01	.12	.14	.11	.09	.11
Net realized and unrealized gain (loss)	1.70	1.22	.06	.70	1.19	.88
Total from investment operations	1.71	1.34	.20	.81	1.28	.99
Distributions from net investment income	(.08)	(.13)	(.12)	(.08)	(.09)	(.13)
Distributions from net realized gain	(.12)	(.33)	(.32)	(.22)	(.02)	(.25)
Total distributions	(.20)	(.46)	(.44)	(.31)B	(.11)	(.37)B
Net asset value, end of period	$14.99	$13.48	$12.60	$12.84	$12.34	$11.17
Total ReturnC,D,E	12.72%	10.83%	2.01%	6.60%	11.58%	9.68%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.25%H	1.26%	1.28%	1.28%	1.28%	1.29%
Expenses net of fee waivers, if any	1.25%H	1.25%	1.25%	1.26%	1.28%	1.29%
Expenses net of all reductions	1.25%H	1.25%	1.25%	1.26%	1.27%	1.28%
Net investment income (loss)	.17%H	.94%	1.15%	.87%	.73%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$52,649	$49,060	$49,997	$55,343	$20,860	$16,763
Portfolio turnover rateI	19%H	29%	39%	18%J	18%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.29	$12.42	$12.67	$12.18	$11.04	$10.42
Income from Investment Operations
Net investment income (loss)A	(.03)	.05	.08	.05	.03	.06
Net realized and unrealized gain (loss)	1.68	1.21	.06	.69	1.17	.88
Total from investment operations	1.65	1.26	.14	.74	1.20	.94
Distributions from net investment income	–B	(.06)	(.07)	(.02)	(.04)	(.08)
Distributions from net realized gain	(.12)	(.33)	(.32)	(.22)	(.02)	(.25)
Total distributions	(.13)C	(.39)	(.39)	(.25)C	(.06)	(.32)C
Net asset value, end of period	$14.81	$13.29	$12.42	$12.67	$12.18	$11.04
Total ReturnD,E,F	12.40%	10.29%	1.47%	6.09%	10.94%	9.27%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.78%I	1.79%	1.81%	1.79%	1.78%	1.78%
Expenses net of fee waivers, if any	1.78%I	1.76%	1.76%	1.76%	1.78%	1.78%
Expenses net of all reductions	1.78%I	1.76%	1.76%	1.76%	1.78%	1.78%
Net investment income (loss)	(.36)%I	.42%	.64%	.37%	.23%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$61,836	$61,950	$67,955	$86,887	$37,384	$34,037
Portfolio turnover rateJ	19%I	29%	39%	18%K	18%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.65	$12.75	$12.98	$12.47	$11.29	$10.66
Income from Investment Operations
Net investment income (loss)A	.05	.19	.21	.18	.15	.17
Net realized and unrealized gain (loss)	1.72	1.25	.06	.70	1.21	.90
Total from investment operations	1.77	1.44	.27	.88	1.36	1.07
Distributions from net investment income	(.16)	(.21)	(.18)	(.15)	(.15)	(.19)
Distributions from net realized gain	(.12)	(.33)	(.32)	(.22)	(.02)	(.25)
Total distributions	(.28)	(.54)	(.50)	(.37)	(.18)B	(.44)
Net asset value, end of period	$15.14	$13.65	$12.75	$12.98	$12.47	$11.29
Total ReturnC,D	13.01%	11.50%	2.60%	7.17%	12.19%	10.31%
Ratios to Average Net AssetsE,F
Expenses before reductions	.68%G	.69%	.70%	.70%	.71%	.71%
Expenses net of fee waivers, if any	.68%G	.68%	.69%	.70%	.71%	.71%
Expenses net of all reductions	.68%G	.68%	.69%	.70%	.71%	.71%
Net investment income (loss)	.75%G	1.51%	1.71%	1.44%	1.30%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$3,536,254	$2,950,010	$2,727,092	$2,679,353	$1,821,025	$1,426,502
Portfolio turnover rateH	19%G	29%	39%	18%I	18%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$13.66	$12.76	$12.99	$12.48	$11.30	$10.66
Income from Investment Operations
Net investment income (loss)A	.05	.19	.21	.18	.15	.17
Net realized and unrealized gain (loss)	1.71	1.24	.05	.70	1.20	.90
Total from investment operations	1.76	1.43	.26	.88	1.35	1.07
Distributions from net investment income	(.15)	(.20)	(.17)	(.14)	(.15)	(.18)
Distributions from net realized gain	(.12)	(.33)	(.32)	(.22)	(.02)	(.25)
Total distributions	(.27)	(.53)	(.49)	(.37)B	(.17)	(.43)
Net asset value, end of period	$15.15	$13.66	$12.76	$12.99	$12.48	$11.30
Total ReturnC,D	12.94%	11.44%	2.56%	7.12%	12.16%	10.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%G	.74%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.72%G	.73%	.73%	.74%	.74%	.74%
Expenses net of all reductions	.72%G	.73%	.73%	.74%	.74%	.74%
Net investment income (loss)	.70%G	1.46%	1.67%	1.39%	1.26%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$109,032	$51,429	$55,379	$63,604	$26,423	$18,651
Portfolio turnover rateH	19%G	29%	39%	18%I	18%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 60% Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$13.65	$12.76	$12.97
Income from Investment Operations
Net investment income (loss)B	.06	.20	.22
Net realized and unrealized gain (loss)	1.72	1.24	.08
Total from investment operations	1.78	1.44	.30
Distributions from net investment income	(.17)	(.22)	(.19)
Distributions from net realized gain	(.12)	(.33)	(.32)
Total distributions	(.29)	(.55)	(.51)
Net asset value, end of period	$15.14	$13.65	$12.76
Total ReturnC,D	13.07%	11.50%	2.86%
Ratios to Average Net AssetsE,F
Expenses before reductions	.62%G	.62%	.63%G
Expenses net of fee waivers, if any	.61%G	.62%	.63%G
Expenses net of all reductions	.61%G	.62%	.63%G
Net investment income (loss)	.81%G	1.57%	1.77%G
Supplemental Data
Net assets, end of period (000 omitted)	$30,120	$22,117	$19,124
Portfolio turnover rateH	19%G	29%	39%

 A For the period October 2, 2018 (commencement of sale of shares) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2021

% of fund's net assets
Microsoft Corp.	2.9
Apple, Inc.	2.7
Alphabet, Inc. Class A	2.1
Amazon.com, Inc.	1.6
Facebook, Inc. Class A	1.2
UnitedHealth Group, Inc.	0.6
Capital One Financial Corp.	0.6
Taiwan Semiconductor Manufacturing Co. Ltd.	0.6
Adobe, Inc.	0.5
Procter & Gamble Co.	0.5
13.3

Top Five Market Sectors as of March 31, 2021

% of fund's net assets
Information Technology	17.2
Financials	16.5
Consumer Discretionary	9.1
Health Care	7.8
Industrials	8.2

Quality Diversification (% of fund's net assets)

As of March 31, 2021
U.S. Government and U.S. Government Agency Obligations	8.7%
AAA,AA,A	2.2%
BBB	3.2%
BB and Below	3.7%
Not Rated	1.0%
Equities*	78.8%
Short-Term Investments and Net Other Assets	2.4%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2021
Stock Class and Equity Futures*	77.8%
Bond Class	20.3%
Short-Term Class	1.9%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.4%

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 26.6% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 70%

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 76.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	30,949,620	$155,057,597
Fidelity Emerging Markets Equity Central Fund (a)	1,666,293	493,972,506
Fidelity International Equity Central Fund (a)	8,135,111	807,247,094
Fidelity Real Estate Equity Central Fund (a)	679,346	85,135,619
Fidelity U.S. Equity Central Fund (a)	27,714,321	3,408,861,451
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,487,537,321)		4,950,274,267

Fixed-Income Central Funds - 19.2%
High Yield Fixed-Income Funds - 3.0%
Fidelity Emerging Markets Debt Central Fund (a)	3,758,207	33,861,446
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	264,910	26,448,592
Fidelity Floating Rate Central Fund (a)	465,457	46,531,781
Fidelity High Income Central Fund (a)	815,775	90,901,858

TOTAL HIGH YIELD FIXED-INCOME FUNDS		197,743,677

Investment Grade Fixed-Income Funds - 16.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,850,566	202,007,765
Fidelity International Credit Central Fund (a)	705,711	71,446,145
Fidelity Investment Grade Bond Central Fund (a)	6,828,727	771,919,300

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,045,373,210

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,156,307,360)		1,243,116,887

Money Market Central Funds - 3.6%
Fidelity Cash Central Fund 0.06% (b)	1,588,905	1,589,223
Fidelity Securities Lending Cash Central Fund 0.06% (b)(c)	229,163,159	229,186,075
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $230,775,298)		230,775,298
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.08% 4/1/21 to 6/3/21 (d)
(Cost $20,849,028)	20,850,000	20,849,691
	Shares	Value

Investment Companies - 3.9%
iShares 20+ Year Treasury Bond ETF (e)	1,180,768	$159,935,026
iShares MSCI Japan ETF (e)	919,753	63,021,476
VanEck Vectors Gold Miners ETF	927,210	30,134,325
TOTAL INVESTMENT COMPANIES
(Cost $259,898,692)		253,090,827
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $4,155,367,699)		6,698,106,970
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(233,825,446)
NET ASSETS - 100%		$6,464,281,524

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	84	June 2021	$9,206,400	$(50,961)	$(50,961)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	632	June 2021	41,791,000	(347,743)	(347,743)

TOTAL PURCHASED					(398,704)

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,345	June 2021	266,807,650	(2,322,264)	(2,322,264)
TOTAL FUTURES CONTRACTS					$(2,720,968)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

The notional amount of futures sold as a percentage of Net Assets is 4.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $19,080,692.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,805
Fidelity Commodity Strategy Central Fund	18,870
Fidelity Emerging Markets Debt Central Fund	987,902
Fidelity Emerging Markets Debt Local Currency Central Fund	720,294
Fidelity Emerging Markets Equity Central Fund	3,245,913
Fidelity Floating Rate Central Fund	797,965
Fidelity High Income Central Fund	2,522,684
Fidelity Inflation-Protected Bond Index Central Fund	2,828,795
Fidelity International Credit Central Fund	3,347,560
Fidelity International Equity Central Fund	4,498,678
Fidelity Investment Grade Bond Central Fund	26,487,227
Fidelity Real Estate Equity Central Fund	99,488
Fidelity Securities Lending Cash Central Fund	43,755
Fidelity U.S. Equity Central Fund	33,278,474
Total	$78,884,410

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$152,368,081	$2,752,334	$(38,652)	$5,480,502	$155,057,597	21.9
Fidelity Emerging Markets Debt Central Fund	47,819,338	3,605,378	18,162,528	(1,560,117)	2,159,375	33,861,446	1.3
Fidelity Emerging Markets Debt Local Currency Central Fund	25,856,727	720,293	--	--	(128,428)	26,448,592	17.2
Fidelity Emerging Markets Equity Central Fund	421,301,253	18,967,358	53,838,982	10,973,635	96,569,242	493,972,506	19.5
Fidelity Floating Rate Central Fund	23,960,132	22,330,847	890,252	(2,196)	1,133,250	46,531,781	2.4
Fidelity High Income Central Fund	89,552,559	5,329,751	9,819,216	(192,450)	6,031,214	90,901,858	3.8
Fidelity Inflation-Protected Bond Index Central Fund	223,020,904	7,131,296	28,659,097	1,718,549	(1,203,887)	202,007,765	14.9
Fidelity International Credit Central Fund	77,423,084	6,040,759	9,736,357	318,082	(2,599,423)	71,446,145	15.8
Fidelity International Equity Central Fund	754,010,575	32,561,939	109,633,184	13,364,996	116,942,768	807,247,094	24.7
Fidelity Investment Grade Bond Central Fund	779,247,359	106,173,455	78,147,822	2,658,524	(38,012,216)	771,919,300	2.5
Fidelity Real Estate Equity Central Fund	7,624,993	74,412,412	715,481	7,646	3,806,049	85,135,619	6.1
Fidelity U.S. Equity Central Fund	2,872,962,504	125,509,188	222,532,447	(30,349,045)	663,271,251	3,408,861,451	13.1
	$5,322,779,428	$555,150,757	$534,887,700	$(3,101,028)	$853,449,697	$6,193,391,154

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$4,950,274,267	$4,950,274,267	$--	$--
Fixed-Income Central Funds	1,243,116,887	1,243,116,887	--	--
Money Market Central Funds	230,775,298	230,775,298	--	--
Other Short-Term Investments and Net Other Assets	20,849,691	--	20,849,691	--
Investment Companies	253,090,827	253,090,827	--	--
Total Investments in Securities:	$6,698,106,970	$6,677,257,279	$20,849,691	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(2,720,968)	$(2,720,968)	$--	$--
Total Liabilities	$(2,720,968)	$(2,720,968)	$--	$--
Total Derivative Instruments:	$(2,720,968)	$(2,720,968)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(2,720,968)
Total Equity Risk	0	(2,720,968)
Total Value of Derivatives	$0	$(2,720,968)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	73.4%
United Kingdom	2.9%
Cayman Islands	2.8%
Japan	2.1%
France	2.0%
Netherlands	1.8%
Switzerland	1.6%
Canada	1.4%
Germany	1.4%
Korea (South)	1.2%
Others (Individually Less Than 1%)	9.4%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 70%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $222,943,659) — See accompanying schedule: Unaffiliated issuers (cost $280,747,720)	$273,940,518
Fidelity Central Funds (cost $3,874,619,979)	6,424,166,452
Total Investment in Securities (cost $4,155,367,699)		$6,698,106,970
Cash		613
Receivable for investments sold		339
Receivable for fund shares sold		3,332,555
Distributions receivable from Fidelity Central Funds		20,986
Prepaid expenses		2,876
Other receivables		31,998
Total assets		6,701,496,337
Liabilities
Payable for investments purchased	$1,628,772
Payable for fund shares redeemed	1,587,100
Accrued management fee	2,825,219
Distribution and service plan fees payable	114,029
Payable for daily variation margin on futures contracts	1,097,385
Other affiliated payables	718,847
Other payables and accrued expenses	57,386
Collateral on securities loaned	229,186,075
Total liabilities		237,214,813
Net Assets		$6,464,281,524
Net Assets consist of:
Paid in capital		$4,389,718,052
Total accumulated earnings (loss)		2,074,563,472
Net Assets		$6,464,281,524
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($205,805,920 ÷ 7,691,889 shares)(a)		$26.76
Maximum offering price per share (100/94.25 of $26.76)		$28.39
Class M:
Net Asset Value and redemption price per share ($77,659,547 ÷ 2,902,561 shares)(a)		$26.76
Maximum offering price per share (100/96.50 of $26.76)		$27.73
Class C:
Net Asset Value and offering price per share ($46,846,838 ÷ 1,757,871 shares)(a)		$26.65
Asset Manager 70%:
Net Asset Value, offering price and redemption price per share ($6,049,220,325 ÷ 225,670,549 shares)		$26.81
Class I:
Net Asset Value, offering price and redemption price per share ($48,654,479 ÷ 1,813,154 shares)		$26.83
Class Z:
Net Asset Value, offering price and redemption price per share ($36,094,415 ÷ 1,347,851 shares)		$26.78

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2021 (Unaudited)
Investment Income
Dividends		$1,043,909
Interest		3,932
Income from Fidelity Central Funds (including $43,755 from security lending)		38,369,554
Total income		39,417,395
Expenses
Management fee	$16,222,223
Transfer agent fees	3,436,210
Distribution and service plan fees	654,371
Accounting fees	706,828
Custodian fees and expenses	1,621
Independent trustees' fees and expenses	9,081
Registration fees	65,094
Audit	16,560
Legal	8,651
Miscellaneous	14,928
Total expenses before reductions	21,135,567
Expense reductions	(9,178)
Total expenses after reductions		21,126,389
Net investment income (loss)		18,291,006
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,630,872
Fidelity Central Funds	(3,147,701)
Futures contracts	(34,326,116)
Capital gain distributions from Fidelity Central Funds	40,514,856
Total net realized gain (loss)		17,671,911
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(32,342,792)
Fidelity Central Funds	853,449,697
Futures contracts	(1,533,993)
Total change in net unrealized appreciation (depreciation)		819,572,912
Net gain (loss)		837,244,823
Net increase (decrease) in net assets resulting from operations		$855,535,829

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2021 (Unaudited)	Year ended September 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,291,006	$74,989,375
Net realized gain (loss)	17,671,911	92,830,852
Change in net unrealized appreciation (depreciation)	819,572,912	425,697,986
Net increase (decrease) in net assets resulting from operations	855,535,829	593,518,213
Distributions to shareholders	(133,509,667)	(278,845,625)
Share transactions - net increase (decrease)	182,448,645	(13,377,148)
Total increase (decrease) in net assets	904,474,807	301,295,440
Net Assets
Beginning of period	5,559,806,717	5,258,511,277
End of period	$6,464,281,524	$5,559,806,717

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 70% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$23.67	$22.21	$23.27	$22.26	$19.78	$18.84
Income from Investment Operations
Net investment income (loss)A	.04	.25	.27	.23	.19	.22
Net realized and unrealized gain (loss)	3.55	2.32	(.17)	1.59	2.53	1.70
Total from investment operations	3.59	2.57	.10	1.82	2.72	1.92
Distributions from net investment income	(.18)	(.28)	(.25)	(.19)	(.20)	(.25)
Distributions from net realized gain	(.32)	(.83)	(.91)	(.62)	(.04)	(.73)
Total distributions	(.50)	(1.11)	(1.16)	(.81)	(.24)	(.98)
Net asset value, end of period	$26.76	$23.67	$22.21	$23.27	$22.26	$19.78
Total ReturnB,C,D	15.23%	11.81%	1.16%	8.31%	13.89%	10.57%
Ratios to Average Net AssetsE,F
Expenses before reductions	.97%G	.99%	1.00%	1.00%	1.02%	1.02%
Expenses net of fee waivers, if any	.97%G	.98%	1.00%	1.00%	1.01%	1.02%
Expenses net of all reductions	.97%G	.98%	1.00%	1.00%	1.01%	1.02%
Net investment income (loss)	.31%G	1.11%	1.25%	.99%	.90%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$205,806	$179,404	$166,280	$155,622	$146,562	$146,585
Portfolio turnover rateH	21%G	27%	41%	21%	19%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$23.65	$22.19	$23.24	$22.25	$19.77	$18.82
Income from Investment Operations
Net investment income (loss)A	.01	.19	.22	.17	.13	.17
Net realized and unrealized gain (loss)	3.55	2.33	(.17)	1.58	2.54	1.70
Total from investment operations	3.56	2.52	.05	1.75	2.67	1.87
Distributions from net investment income	(.13)	(.23)	(.19)	(.14)	(.15)	(.20)
Distributions from net realized gain	(.32)	(.83)	(.91)	(.62)	(.04)	(.73)
Total distributions	(.45)	(1.06)	(1.10)	(.76)	(.19)	(.92)B
Net asset value, end of period	$26.76	$23.65	$22.19	$23.24	$22.25	$19.77
Total ReturnC,D,E	15.09%	11.56%	.90%	7.99%	13.63%	10.31%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.22%H	1.23%	1.24%	1.25%	1.27%	1.28%
Expenses net of fee waivers, if any	1.21%H	1.23%	1.24%	1.25%	1.27%	1.28%
Expenses net of all reductions	1.21%H	1.23%	1.24%	1.25%	1.27%	1.28%
Net investment income (loss)	.07%H	.87%	1.01%	.74%	.64%	.91%
Supplemental Data
Net assets, end of period (000 omitted)	$77,660	$69,250	$63,064	$61,587	$53,245	$48,149
Portfolio turnover rateI	21%H	27%	41%	21%	19%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$23.50	$22.03	$23.06	$22.08	$19.63	$18.69
Income from Investment Operations
Net investment income (loss)A	(.06)	.08	.11	.05	.03	.08
Net realized and unrealized gain (loss)	3.53	2.30	(.15)	1.57	2.51	1.69
Total from investment operations	3.47	2.38	(.04)	1.62	2.54	1.77
Distributions from net investment income	–	(.08)	(.07)	(.03)	(.05)	(.10)
Distributions from net realized gain	(.32)	(.83)	(.91)	(.62)	(.04)	(.73)
Total distributions	(.32)	(.91)	(.99)B	(.64)B	(.09)	(.83)
Net asset value, end of period	$26.65	$23.50	$22.03	$23.06	$22.08	$19.63
Total ReturnC,D,E	14.79%	10.98%	.42%	7.46%	13.00%	9.78%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.73%H	1.74%	1.75%	1.75%	1.77%	1.78%
Expenses net of fee waivers, if any	1.73%H	1.74%	1.75%	1.75%	1.77%	1.78%
Expenses net of all reductions	1.73%H	1.74%	1.75%	1.75%	1.77%	1.78%
Net investment income (loss)	(.44)%H	.36%	.50%	.24%	.14%	.41%
Supplemental Data
Net assets, end of period (000 omitted)	$46,847	$40,240	$42,547	$63,398	$59,046	$56,605
Portfolio turnover rateI	21%H	27%	41%	21%	19%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$23.74	$22.27	$23.33	$22.33	$19.84	$18.89
Income from Investment Operations
Net investment income (loss)A	.08	.32	.34	.30	.25	.28
Net realized and unrealized gain (loss)	3.56	2.33	(.17)	1.58	2.54	1.71
Total from investment operations	3.64	2.65	.17	1.88	2.79	1.99
Distributions from net investment income	(.26)	(.35)	(.31)	(.26)	(.26)	(.31)
Distributions from net realized gain	(.32)	(.83)	(.91)	(.62)	(.04)	(.73)
Total distributions	(.57)B	(1.18)	(1.23)B	(.88)	(.30)	(1.04)
Net asset value, end of period	$26.81	$23.74	$22.27	$23.33	$22.33	$19.84
Total ReturnC,D	15.42%	12.14%	1.51%	8.57%	14.25%	10.97%
Ratios to Average Net AssetsE,F
Expenses before reductions	.66%G	.68%	.69%	.69%	.71%	.72%
Expenses net of fee waivers, if any	.66%G	.68%	.69%	.69%	.71%	.71%
Expenses net of all reductions	.66%G	.68%	.69%	.69%	.70%	.71%
Net investment income (loss)	.62%G	1.42%	1.56%	1.30%	1.20%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$6,049,220	$5,203,794	$4,893,270	$5,088,118	$4,673,798	$3,996,905
Portfolio turnover rateH	21%G	27%	41%	21%	19%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$23.75	$22.27	$23.33	$22.33	$19.85	$18.90
Income from Investment Operations
Net investment income (loss)A	.08	.31	.33	.29	.24	.28
Net realized and unrealized gain (loss)	3.55	2.34	(.17)	1.58	2.54	1.70
Total from investment operations	3.63	2.65	.16	1.87	2.78	1.98
Distributions from net investment income	(.24)	(.34)	(.30)	(.25)	(.26)	(.30)
Distributions from net realized gain	(.32)	(.83)	(.91)	(.62)	(.04)	(.73)
Total distributions	(.55)B	(1.17)	(1.22)B	(.87)	(.30)	(1.03)
Net asset value, end of period	$26.83	$23.75	$22.27	$23.33	$22.33	$19.85
Total ReturnC,D	15.36%	12.14%	1.46%	8.53%	14.22%	10.92%
Ratios to Average Net AssetsE,F
Expenses before reductions	.69%G	.71%	.72%	.72%	.74%	.74%
Expenses net of fee waivers, if any	.69%G	.71%	.72%	.72%	.74%	.74%
Expenses net of all reductions	.69%G	.71%	.72%	.72%	.73%	.74%
Net investment income (loss)	.59%G	1.39%	1.53%	1.27%	1.17%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$48,654	$38,396	$68,475	$74,682	$79,461	$42,321
Portfolio turnover rateH	21%G	27%	41%	21%	19%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 70% Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$23.72	$22.26	$23.29
Income from Investment Operations
Net investment income (loss)B	.09	.33	.35
Net realized and unrealized gain (loss)	3.56	2.33	(.13)
Total from investment operations	3.65	2.66	.22
Distributions from net investment income	(.27)	(.37)	(.34)
Distributions from net realized gain	(.32)	(.83)	(.91)
Total distributions	(.59)	(1.20)	(1.25)
Net asset value, end of period	$26.78	$23.72	$22.26
Total ReturnC,D	15.45%	12.21%	1.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.60%G	.61%	.62%G
Expenses net of fee waivers, if any	.60%G	.60%	.61%G
Expenses net of all reductions	.60%G	.60%	.61%G
Net investment income (loss)	.69%G	1.49%	1.64%G
Supplemental Data
Net assets, end of period (000 omitted)	$36,094	$28,723	$24,876
Portfolio turnover rateH	21%G	27%	41%

 A For the period October 2, 2018 (commencement of sale of shares) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2021

% of fund's net assets
Microsoft Corp.	3.4
Apple, Inc.	3.2
Alphabet, Inc. Class A	2.4
Amazon.com, Inc.	1.9
Facebook, Inc. Class A	1.4
UnitedHealth Group, Inc.	0.7
Capital One Financial Corp.	0.7
Taiwan Semiconductor Manufacturing Co. Ltd.	0.7
Adobe, Inc.	0.6
Procter & Gamble Co.	0.6
15.6

Top Five Market Sectors as of March 31, 2021

% of fund's net assets
Information Technology	19.1
Financials	16.0
Consumer Discretionary	10.4
Health Care	9.5
Industrials	8.8

Quality Diversification (% of fund's net assets)

As of March 31, 2021
U.S. Government and U.S. Government Agency Obligations	2.6%
AAA,AA,A	0.7%
BBB	0.5%
BB and Below	2.4%
Not Rated	0.7%
Equities*	90.4%
Short-Term Investments and Net Other Assets	2.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2021
Stock Class and Equity Futures*	90.6%
Bond Class	9.6%
Short-Term Class**	(0.2)%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 2.6%

 ** Not included in the pie chart

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of future contracts and swap contracts, if applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central and Money Market Funds, was 28.7% of net assets.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Fidelity Asset Manager® 85%

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 88.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	18,188,885	$91,126,313
Fidelity Emerging Markets Equity Central Fund (a)	1,037,649	307,610,993
Fidelity International Equity Central Fund (a)	4,866,249	482,877,899
Fidelity Real Estate Equity Central Fund (a)	362,306	45,404,133
Fidelity U.S. Equity Central Fund (a)	17,250,917	2,121,862,803
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,718,772,151)		3,048,882,141

Fixed-Income Central Funds - 7.2%
High Yield Fixed-Income Funds - 2.3%
Fidelity Emerging Markets Debt Central Fund (a)	1,543,612	13,907,944
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	132,814	13,260,151
Fidelity High Income Central Fund (a)	479,256	53,403,465

TOTAL HIGH YIELD FIXED-INCOME FUNDS		80,571,560

Investment Grade Fixed-Income Funds - 4.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)	494,221	53,949,161
Fidelity International Credit Central Fund (a)	406,955	41,200,140
Fidelity Investment Grade Bond Central Fund (a)	659,032	74,496,963

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		169,646,264

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $237,403,829)		250,217,824

Money Market Central Funds - 2.6%
Fidelity Cash Central Fund 0.06% (b)	3,798,637	3,799,397
Fidelity Securities Lending Cash Central Fund 0.06% (b)(c)	86,741,226	86,749,900
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $90,549,297)		90,549,297
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.08% 4/1/21 to 6/3/21 (d)
(Cost $9,049,645)	9,050,000	9,049,862
	Shares	Value

Investment Companies - 4.3%
iShares 20+ Year Treasury Bond ETF (e)	681,834	$92,354,415
iShares MSCI Japan ETF	469,436	32,165,755
VanEck Vectors Gold Miners ETF	752,147	24,444,778
TOTAL INVESTMENT COMPANIES
(Cost $154,581,976)		148,964,948
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $2,210,356,898)		3,547,664,072
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(87,716,040)
NET ASSETS - 100%		$3,459,948,032

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	438	June 2021	$48,004,800	$(264,956)	$(264,956)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	304	June 2021	20,102,000	(167,228)	(167,228)

TOTAL PURCHASED					(432,184)

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	267	June 2021	52,964,790	(461,000)	(461,000)
TOTAL FUTURES CONTRACTS					$(893,184)

The notional amount of futures purchased as a percentage of Net Assets is 2.0%

The notional amount of futures sold as a percentage of Net Assets is 1.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,756,865.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,469
Fidelity Commodity Strategy Central Fund	11,263
Fidelity Emerging Markets Debt Central Fund	291,021
Fidelity Emerging Markets Debt Local Currency Central Fund	361,123
Fidelity Emerging Markets Equity Central Fund	1,932,357
Fidelity High Income Central Fund	1,405,779
Fidelity Inflation-Protected Bond Index Central Fund	756,291
Fidelity International Credit Central Fund	1,843,537
Fidelity International Equity Central Fund	2,627,478
Fidelity Investment Grade Bond Central Fund	2,844,195
Fidelity Real Estate Equity Central Fund	49,956
Fidelity Securities Lending Cash Central Fund	12,934
Fidelity U.S. Equity Central Fund	19,888,889
Total	$32,028,292

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$90,716,113	$2,607,637	$6,886	$3,010,951	$91,126,313	12.9
Fidelity Emerging Markets Debt Central Fund	12,562,957	2,658,642	1,313,388	(4,896)	4,629	13,907,944	0.5
Fidelity Emerging Markets Debt Local Currency Central Fund	12,963,416	361,123	--	--	(64,388)	13,260,151	8.6
Fidelity Emerging Markets Equity Central Fund	248,883,467	24,604,974	29,140,482	2,247,525	61,015,509	307,610,993	12.1
Fidelity High Income Central Fund	47,201,042	5,172,894	2,149,765	6,669	3,172,625	53,403,465	2.2
Fidelity Inflation-Protected Bond Index Central Fund	104,592,243	4,164,800	55,075,913	1,467,232	(1,199,201)	53,949,161	4.0
Fidelity International Credit Central Fund	39,105,459	5,427,705	1,949,659	(9,028)	(1,374,337)	41,200,140	9.1
Fidelity International Equity Central Fund	438,510,847	45,981,006	77,622,919	8,023,485	67,985,480	482,877,899	14.8
Fidelity Investment Grade Bond Central Fund	85,583,038	27,560,651	35,218,273	1,636,125	(5,064,578)	74,496,963	0.2
Fidelity Real Estate Equity Central Fund	3,839,228	39,994,075	431,519	3,746	1,998,603	45,404,133	3.2
Fidelity U.S. Equity Central Fund	1,696,908,927	163,351,455	116,975,603	(14,176,265)	392,754,289	2,121,862,803	8.2
	$2,690,150,624	$409,993,438	$322,485,158	$(798,521)	$522,239,582	$3,299,099,965

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$3,048,882,141	$3,048,882,141	$--	$--
Fixed-Income Central Funds	250,217,824	250,217,824	--	--
Money Market Central Funds	90,549,297	90,549,297	--	--
Other Short-Term Investments and Net Other Assets	9,049,862	--	9,049,862	--
Investment Companies	148,964,948	148,964,948	--	--
Total Investments in Securities:	$3,547,664,072	$3,538,614,210	$9,049,862	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(893,184)	$(893,184)	$--	$--
Total Liabilities	$(893,184)	$(893,184)	$--	$--
Total Derivative Instruments:	$(893,184)	$(893,184)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(893,184)
Total Equity Risk	0	(893,184)
Total Value of Derivatives	$0	$(893,184)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	71.3%
Cayman Islands	3.0%
United Kingdom	2.8%
Japan	2.3%
France	2.2%
Netherlands	2.0%
Switzerland	1.7%
Canada	1.5%
Germany	1.5%
Korea (South)	1.4%
India	1.0%
China	1.0%
Others (Individually Less Than 1%)	8.3%
100.0%

The information in the above table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager® 85%

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $84,534,345) — See accompanying schedule: Unaffiliated issuers (cost $163,631,621)	$158,014,810
Fidelity Central Funds (cost $2,046,725,277)	3,389,649,262
Total Investment in Securities (cost $2,210,356,898)		$3,547,664,072
Cash		37
Receivable for investments sold		1,560,226
Receivable for fund shares sold		1,886,316
Distributions receivable from Fidelity Central Funds		324
Prepaid expenses		1,430
Total assets		3,551,112,405
Liabilities
Payable for investments purchased	$20,051
Payable for fund shares redeemed	1,982,079
Accrued management fee	1,500,486
Distribution and service plan fees payable	96,541
Payable for daily variation margin on futures contracts	348,415
Other affiliated payables	421,051
Other payables and accrued expenses	45,850
Collateral on securities loaned	86,749,900
Total liabilities		91,164,373
Net Assets		$3,459,948,032
Net Assets consist of:
Paid in capital		$2,320,308,273
Total accumulated earnings (loss)		1,139,639,759
Net Assets		$3,459,948,032
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($169,668,040 ÷ 7,016,325 shares)(a)		$24.18
Maximum offering price per share (100/94.25 of $24.18)		$25.66
Class M:
Net Asset Value and redemption price per share ($49,043,176 ÷ 2,042,636 shares)(a)		$24.01
Maximum offering price per share (100/96.50 of $24.01)		$24.88
Class C:
Net Asset Value and offering price per share ($49,608,026 ÷ 2,088,949 shares)(a)		$23.75
Asset Manager 85%:
Net Asset Value, offering price and redemption price per share ($3,100,807,547 ÷ 126,899,623 shares)		$24.44
Class I:
Net Asset Value, offering price and redemption price per share ($53,606,984 ÷ 2,199,386 shares)		$24.37
Class Z:
Net Asset Value, offering price and redemption price per share ($37,214,259 ÷ 1,530,352 shares)		$24.32

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2021 (Unaudited)
Investment Income
Dividends		$615,121
Interest		2,685
Income from Fidelity Central Funds (including $12,934 from security lending)		17,390,915
Total income		18,008,721
Expenses
Management fee	$8,425,172
Transfer agent fees	1,910,160
Distribution and service plan fees	558,205
Accounting fees	467,713
Custodian fees and expenses	1,078
Independent trustees' fees and expenses	4,642
Registration fees	75,276
Audit	16,560
Legal	4,678
Miscellaneous	7,626
Total expenses before reductions	11,471,110
Expense reductions	(4,702)
Total expenses after reductions		11,466,408
Net investment income (loss)		6,542,313
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,024,868
Fidelity Central Funds	(960,587)
Futures contracts	793,418
Capital gain distributions from Fidelity Central Funds	14,637,377
Total net realized gain (loss)		22,495,076
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(20,176,810)
Fidelity Central Funds	522,239,582
Futures contracts	90,539
Total change in net unrealized appreciation (depreciation)		502,153,311
Net gain (loss)		524,648,387
Net increase (decrease) in net assets resulting from operations		$531,190,700

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2021 (Unaudited)	Year ended September 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,542,313	$32,680,561
Net realized gain (loss)	22,495,076	35,319,361
Change in net unrealized appreciation (depreciation)	502,153,311	251,715,517
Net increase (decrease) in net assets resulting from operations	531,190,700	319,715,439
Distributions to shareholders	(62,299,557)	(144,716,033)
Share transactions - net increase (decrease)	185,746,991	89,303,172
Total increase (decrease) in net assets	654,638,134	264,302,578
Net Assets
Beginning of period	2,805,309,898	2,541,007,320
End of period	$3,459,948,032	$2,805,309,898

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Asset Manager 85% Class A

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$20.73	$19.30	$20.36	$19.02	$16.45	$15.42
Income from Investment Operations
Net investment income (loss)A	.02	.19	.20	.16	.13	.14
Net realized and unrealized gain (loss)	3.84	2.29	(.37)	1.77	2.61	1.59
Total from investment operations	3.86	2.48	(.17)	1.93	2.74	1.73
Distributions from net investment income	(.13)	(.22)	(.17)	(.14)	(.13)	(.17)
Distributions from net realized gain	(.28)	(.84)	(.72)	(.45)	(.05)	(.53)
Total distributions	(.41)	(1.05)B	(.89)	(.59)	(.17)B	(.70)
Net asset value, end of period	$24.18	$20.73	$19.30	$20.36	$19.02	$16.45
Total ReturnC,D,E	18.69%	13.11%	(.11)%	10.29%	16.83%	11.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	.98%H	1.00%	1.01%	1.02%	1.04%	1.05%
Expenses net of fee waivers, if any	.98%H	.99%	1.01%	1.02%	1.04%	1.05%
Expenses net of all reductions	.98%H	.99%	1.01%	1.02%	1.03%	1.05%
Net investment income (loss)	.15%H	.97%	1.06%	.80%	.74%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$169,668	$143,117	$125,168	$115,447	$92,868	$78,147
Portfolio turnover rateI	24%H	41%	47%	24%	23%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class M

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$20.57	$19.17	$20.22	$18.91	$16.34	$15.32
Income from Investment Operations
Net investment income (loss)A	(.01)	.14	.15	.10	.08	.10
Net realized and unrealized gain (loss)	3.81	2.27	(.36)	1.75	2.61	1.58
Total from investment operations	3.80	2.41	(.21)	1.85	2.69	1.68
Distributions from net investment income	(.08)	(.18)	(.13)	(.09)	(.07)	(.13)
Distributions from net realized gain	(.28)	(.84)	(.72)	(.45)	(.05)	(.53)
Total distributions	(.36)	(1.01)B	(.84)B	(.54)	(.12)	(.66)
Net asset value, end of period	$24.01	$20.57	$19.17	$20.22	$18.91	$16.34
Total ReturnC,D,E	18.55%	12.81%	(.35)%	9.94%	16.54%	11.31%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.24%H	1.25%	1.27%	1.29%	1.31%	1.32%
Expenses net of fee waivers, if any	1.23%H	1.25%	1.27%	1.29%	1.31%	1.32%
Expenses net of all reductions	1.23%H	1.25%	1.27%	1.29%	1.31%	1.32%
Net investment income (loss)	(.11)%H	.72%	.80%	.53%	.46%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$49,043	$40,604	$33,611	$31,371	$24,207	$19,582
Portfolio turnover rateI	24%H	41%	47%	24%	23%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class C

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$20.31	$18.92	$19.95	$18.65	$16.14	$15.14
Income from Investment Operations
Net investment income (loss)A	(.07)	.04	.06	.01	–B	.02
Net realized and unrealized gain (loss)	3.76	2.24	(.35)	1.74	2.56	1.57
Total from investment operations	3.69	2.28	(.29)	1.75	2.56	1.59
Distributions from net investment income	–	(.06)	(.02)	–B	(.01)	(.06)
Distributions from net realized gain	(.25)	(.84)	(.72)	(.45)	(.05)	(.53)
Total distributions	(.25)	(.89)C	(.74)	(.45)	(.05)C	(.59)
Net asset value, end of period	$23.75	$20.31	$18.92	$19.95	$18.65	$16.14
Total ReturnD,E,F	18.24%	12.25%	(.88)%	9.51%	15.94%	10.80%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.75%I	1.76%	1.77%	1.77%	1.79%	1.80%
Expenses net of fee waivers, if any	1.75%I	1.76%	1.77%	1.77%	1.79%	1.80%
Expenses net of all reductions	1.75%I	1.76%	1.77%	1.77%	1.78%	1.80%
Net investment income (loss)	(.62)%I	.21%	.30%	.05%	(.01)%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$49,608	$44,510	$40,909	$50,588	$44,313	$38,916
Portfolio turnover rateJ	24%I	41%	47%	24%	23%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85%

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$20.96	$19.50	$20.56	$19.20	$16.60	$15.56
Income from Investment Operations
Net investment income (loss)A	.05	.25	.26	.22	.19	.19
Net realized and unrealized gain (loss)	3.90	2.32	(.38)	1.78	2.63	1.60
Total from investment operations	3.95	2.57	(.12)	2.00	2.82	1.79
Distributions from net investment income	(.19)	(.27)	(.23)	(.19)	(.17)	(.22)
Distributions from net realized gain	(.28)	(.84)	(.72)	(.45)	(.05)	(.53)
Total distributions	(.47)	(1.11)	(.94)B	(.64)	(.22)	(.75)
Net asset value, end of period	$24.44	$20.96	$19.50	$20.56	$19.20	$16.60
Total ReturnC,D	18.92%	13.44%	.21%	10.62%	17.20%	11.92%
Ratios to Average Net AssetsE,F
Expenses before reductions	.68%G	.69%	.71%	.71%	.73%	.74%
Expenses net of fee waivers, if any	.68%G	.69%	.71%	.71%	.73%	.74%
Expenses net of all reductions	.68%G	.69%	.71%	.71%	.73%	.74%
Net investment income (loss)	.45%G	1.28%	1.36%	1.11%	1.05%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$3,100,808	$2,520,790	$2,278,919	$2,377,705	$1,832,601	$1,454,033
Portfolio turnover rateH	24%G	41%	47%	24%	23%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class I

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$20.91	$19.45	$20.50	$19.15	$16.55	$15.51
Income from Investment Operations
Net investment income (loss)A	.05	.24	.25	.21	.18	.19
Net realized and unrealized gain (loss)	3.87	2.32	(.37)	1.78	2.63	1.60
Total from investment operations	3.92	2.56	(.12)	1.99	2.81	1.79
Distributions from net investment income	(.18)	(.26)	(.21)	(.19)	(.16)	(.21)
Distributions from net realized gain	(.28)	(.84)	(.72)	(.45)	(.05)	(.53)
Total distributions	(.46)	(1.10)	(.93)	(.64)	(.21)	(.75)B
Net asset value, end of period	$24.37	$20.91	$19.45	$20.50	$19.15	$16.55
Total ReturnC,D	18.84%	13.40%	.15%	10.58%	17.16%	11.93%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%G	.73%	.74%	.75%	.76%	.75%
Expenses net of fee waivers, if any	.72%G	.72%	.74%	.75%	.76%	.75%
Expenses net of all reductions	.72%G	.72%	.74%	.75%	.75%	.75%
Net investment income (loss)	.41%G	1.25%	1.33%	1.07%	1.02%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$53,607	$31,606	$39,115	$54,135	$38,765	$40,747
Portfolio turnover rateH	24%G	41%	47%	24%	23%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Asset Manager 85% Class Z

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$20.87	$19.43	$20.45
Income from Investment Operations
Net investment income (loss)B	.06	.26	.27
Net realized and unrealized gain (loss)	3.87	2.31	(.32)
Total from investment operations	3.93	2.57	(.05)
Distributions from net investment income	(.21)	(.30)	(.25)
Distributions from net realized gain	(.28)	(.84)	(.72)
Total distributions	(.48)C	(1.13)C	(.97)
Net asset value, end of period	$24.32	$20.87	$19.43
Total ReturnD,E	18.95%	13.50%	.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	.61%H	.61%	.62%H
Expenses net of fee waivers, if any	.61%H	.61%	.62%H
Expenses net of all reductions	.61%H	.61%	.62%H
Net investment income (loss)	.52%H	1.36%	1.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$37,214	$24,683	$23,286
Portfolio turnover rateI	24%H	41%	47%

 A For the period October 2, 2018 (commencement of sale of shares) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2021

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Asset Manager, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.02%
Fidelity Emerging Markets Debt Central Fund	FMR	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Emerging Markets Equity Central Fund	FMR	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Restricted Securities	.04%
Fidelity International Equity Central Fund	FMR	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMR	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	FMR	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	FMR	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	FMR	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	FMR	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Delayed Delivery & When Issued Securities	Less than .005%
Fidelity International Credit Central Fund	FMR	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Futures Options Restricted Securities Swaps	.01%
Fidelity U.S. Equity Central Fund	FMR	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Delayed Delivery & When Issued Securities Foreign Securities Futures Restricted Securities	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	FMR	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities	.04%
Fidelity Money Market Central Funds	FMR	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of March 31, 2021, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of any underlying mutual funds or exchange-traded funds (ETFs) through the impact of these expenses on each underlying mutual fund's or exchange-traded fund's (ETFs) NAV.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Asset Manager 50%	218,372
Fidelity Asset Manager 70%	31,997

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, foreign currency transactions, market discount, partnerships (including allocations from Fidelity Central Funds), deferred Trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Asset Manager 20%	$5,441,474,617	$704,686,547	$(46,011,597)	$658,674,950
Fidelity Asset Manager 30%	2,243,624,623	328,636,859	(25,938,191)	302,698,668
Fidelity Asset Manager 40%	1,962,754,222	431,815,413	(18,815,380)	413,000,033
Fidelity Asset Manager 50%	8,551,709,905	2,768,570,236	(76,869,171)	2,691,701,065
Fidelity Asset Manager 60%	3,148,119,661	948,886,147	(34,786,192)	914,099,955
Fidelity Asset Manager 70%	4,626,135,796	2,100,979,799	(31,729,593)	2,069,250,206
Fidelity Asset Manager 85%	2,435,403,816	1,141,819,882	(30,452,810)	1,111,367,072

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term
Fidelity Asset Manager 20%	$(36,954,698)
Fidelity Asset Manager 30%	(11,356,484)

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period for Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85%. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	761,829,235	345,043,320
Fidelity Asset Manager 30%	418,348,746	97,736,925
Fidelity Asset Manager 40%	319,623,319	162,434,198
Fidelity Asset Manager 50%	1,034,311,984	697,559,418
Fidelity Asset Manager 60%	641,405,622	348,679,113
Fidelity Asset Manager 70%	736,596,820	632,276,766
Fidelity Asset Manager 85%	515,311,412	371,912,488

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.10%	.40%
Fidelity Asset Manager 30%	.30%	.10%	.40%
Fidelity Asset Manager 40%	.30%	.10%	.40%
Fidelity Asset Manager 50%	.25%	.23%	.48%
Fidelity Asset Manager 60%	.30%	.23%	.53%
Fidelity Asset Manager 70%	.30%	.23%	.53%
Fidelity Asset Manager 85%	.30%	.23%	.53%

The investment adviser pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Asset Manager 20%
Class A	-%	.25%	$67,182	$4,054
Class M	.25%	.25%	73,402	762
Class C	.75%	.25%	133,063	26,181
			$273,647	$30,997
Fidelity Asset Manager 30%
Class A	-%	.25%	$73,370	$4,233
Class M	.25%	.25%	56,720	578
Class C	.75%	.25%	149,224	26,345
			$279,314	$31,156
Fidelity Asset Manager 40%
Class A	-%	.25%	$66,848	$2,029
Class M	.25%	.25%	33,783	387
Class C	.75%	.25%	127,348	18,924
			$227,979	$21,340
Fidelity Asset Manager 50%
Class A	-%	.25%	$140,579	$6,449
Class M	.25%	.25%	121,279	584
Class C	.75%	.25%	241,677	41,846
			$503,535	$48,879
Fidelity Asset Manager 60%
Class A	-%	.25%	$177,420	$4,301
Class M	.25%	.25%	131,540	1,131
Class C	.75%	.25%	321,419	28,908
			$630,379	$34,340
Fidelity Asset Manager 70%
Class A	-%	.25%	$245,096	$4,449
Class M	.25%	.25%	189,036	2,440
Class C	.75%	.25%	220,239	30,329
			$654,371	$37,218
Fidelity Asset Manager 85%
Class A	-%	.25%	$198,802	$2,972
Class M	.25%	.25%	114,966	868
Class C	.75%	.25%	244,437	45,051
			$558,205	$48,891

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Asset Manager 20%
Class A	$15,022
Class M	1,485
Class C(a)	1,416
$17,923
Fidelity Asset Manager 30%
Class A	$24,385
Class M	2,322
Class C(a)	1,486
$28,193
Fidelity Asset Manager 40%
Class A	$10,763
Class M	2,192
Class C(a)	2,427
$15,382
Fidelity Asset Manager 50%
Class A	$32,300
Class M	5,434
Class C(a)	2,633
$40,367
Fidelity Asset Manager 60%
Class A	$22,515
Class M	3,784
Class C(a)	3,851
$30,150
Fidelity Asset Manager 70%
Class A	$42,754
Class M	5,785
Class C(a)	1,275
$49,814
Fidelity Asset Manager 85%
Class A	$77,663
Class M	4,379
Class C(a)	2,800
$84,842

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Fidelity Asset Manager 20%
Class A	$37,990.14
Class M	20,979.14
Class C	19,960.15
Asset Manager 20%	2,131,260.07
Class I	18,808.12
Class Z	4,405.05
	$2,233,402
Fidelity Asset Manager 30%
Class A	$37,313.13
Class M	15,424.14
Class C	21,872.15
Asset Manager 30%	780,009.07
Class I	24,137.10
Class Z	2,944.05
	$881,699
Fidelity Asset Manager 40%
Class A	$34,996.13
Class M	8,289.12
Class C	18,669.15
Asset Manager 40%	762,065.07
Class I	19,915.12
Class Z	3,814.05
	$847,748
Fidelity Asset Manager 50%
Class A	$93,817.17
Class M	38,556.16
Class C	42,531.18
Asset Manager 50%	5,676,088.11
Class I	46,853.15
Class Z	6,731.04
	$5,904,576
Fidelity Asset Manager 60%
Class A	$122,694.17
Class M	46,234.18
Class C	67,897.21
Asset Manager 60%	1,726,189.10
Class I	46,440.15
Class Z	5,646.04
	$2,015,100
Fidelity Asset Manager 70%
Class A	$161,488.16
Class M	60,310.16
Class C	37,880.17
Asset Manager 70%	3,140,372.11
Class I	28,977.13
Class Z	7,183.04
	$3,436,210
Fidelity Asset Manager 85%
Class A	$134,442.17
Class M	39,125.17
Class C	44,479.18
Asset Manager 85%	1,651,629.12
Class I	33,642.16
Class Z	6,843.04
	$1,910,160

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:

% of Average Net Assets
Fidelity Asset Manager 20%	.02
Fidelity Asset Manager 30%	.03
Fidelity Asset Manager 40%	.03
Fidelity Asset Manager 50%	.02
Fidelity Asset Manager 60%	.04
Fidelity Asset Manager 70%	.02
Fidelity Asset Manager 85%	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Asset Manager 20%	$32
Fidelity Asset Manager 30%	19
Fidelity Asset Manager 40%	20
Fidelity Asset Manager 50%	833
Fidelity Asset Manager 60%	584
Fidelity Asset Manager 70%	1,148
Fidelity Asset Manager 85%	518

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Asset Manager 50%	Borrower	$6,417,833.31%		$328

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	–	16,097,069
Fidelity Asset Manager 30%	913,746	–
Fidelity Asset Manager 40%	1,250,744	–
Fidelity Asset Manager 50%	5,823,431	–
Fidelity Asset Manager 60%	2,075,098	–
Fidelity Asset Manager 70%	3,447,284	–
Fidelity Asset Manager 85%	1,819,264	–

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Amount
Fidelity Asset Manager 20%	$8,758
Fidelity Asset Manager 30%	3,355
Fidelity Asset Manager 40%	3,289
Fidelity Asset Manager 50%	15,483
Fidelity Asset Manager 60%	5,353
Fidelity Asset Manager 70%	9,045
Fidelity Asset Manager 85%	4,642

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS
Fidelity Asset Manager 20%	$2,290	$147
Fidelity Asset Manager 30%	$801	$237
Fidelity Asset Manager 40%	$697	$–
Fidelity Asset Manager 50%	$6,233	$268
Fidelity Asset Manager 60%	$2,189	$–
Fidelity Asset Manager 70%	$4,593	$–
Fidelity Asset Manager 85%	$2,517	$–

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of certain Funds and certain Central Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset expenses. Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Asset Manager 20%	$218
Fidelity Asset Manager 50%	11

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount
Fidelity Asset Manager 20%	$5,828
Fidelity Asset Manager 30%	2,281
Fidelity Asset Manager 40%	2,244
Fidelity Asset Manager 50%	15,644
Fidelity Asset Manager 60%	5,432
Fidelity Asset Manager 70%	9,178
Fidelity Asset Manager 85%	4,702

In addition, during the period the investment adviser or an affiliate reimbursed certain Funds for an operational error which is included in the accompanying Statements of Operations as follows:

Amount
Fidelity Asset Manager 50%	83

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2021	Year ended September 30, 2020
Fidelity Asset Manager 20%
Distributions to shareholders
Class A	$646,376	$1,047,253
Class M	320,773	544,284
Class C	246,712	341,314
Asset Manager 20%	79,052,307	135,291,379
Class I	424,998	805,412
Class Z	238,468	392,536
Total	$80,929,634	$138,422,178
Fidelity Asset Manager 30%
Distributions to shareholders
Class A	$738,330	$1,114,224
Class M	260,840	404,331
Class C	303,768	496,433
Asset Manager 30%	30,680,606	52,618,026
Class I	649,657	531,363
Class Z	163,809	234,552
Total	$32,797,010	$55,398,929
Fidelity Asset Manager 40%
Distributions to shareholders
Class A	$830,711	$1,365,211
Class M	195,086	321,540
Class C	311,265	584,935
Asset Manager 40%	36,520,055	62,567,740
Class I	530,390	900,071
Class Z	257,870	258,028
Total	$38,645,377	$65,997,525
Fidelity Asset Manager 50%
Distributions to shareholders
Class A	$1,897,329	$3,722,876
Class M	762,743	1,560,275
Class C	664,806	1,430,031
Asset Manager 50%	186,518,873	374,544,054
Class I	1,136,225	2,307,393
Class Z	609,707	909,596
Total	$191,589,683	$384,474,225
Fidelity Asset Manager 60%
Distributions to shareholders
Class A	$2,286,766	$4,887,126
Class M	719,093	1,798,452
Class C	569,166	2,040,018
Asset Manager 60%	62,927,677	118,388,823
Class I	1,019,088	2,275,067
Class Z	519,556	822,762
Total	$68,041,346	$130,212,248
Fidelity Asset Manager 70%
Distributions to shareholders
Class A	$3,734,080	$8,330,466
Class M	1,294,808	3,020,563
Class C	533,593	1,699,457
Asset Manager 70%	126,288,593	260,996,019
Class I	904,646	3,504,873
Class Z	753,947	1,294,247
Total	$133,509,667	$278,845,625
Fidelity Asset Manager 85%
Distributions to shareholders
Class A	$2,782,969	$6,897,564
Class M	719,806	1,918,803
Class C	554,369	1,881,183
Asset Manager 85%	56,843,347	130,727,910
Class I	710,567	1,813,683
Class Z	688,499	1,476,890
Total	$62,299,557	$144,716,033

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2021	Year endedSeptember 30, 2020	Six months ended March 31, 2021	Year endedSeptember 30, 2020
Fidelity Asset Manager 20%
Class A
Shares sold	626,970	1,236,570	$8,990,758	$16,874,456
Reinvestment of distributions	43,419	74,594	624,755	1,013,447
Shares redeemed	(357,095)	(1,035,946)	(5,103,101)	(13,890,115)
Net increase (decrease)	313,294	275,218	$4,512,412	$3,997,788
Class M
Shares sold	350,302	507,392	$5,037,875	$6,933,662
Reinvestment of distributions	22,317	40,146	320,652	544,277
Shares redeemed	(235,020)	(494,146)	(3,365,873)	(6,557,902)
Net increase (decrease)	137,599	53,392	$1,992,654	$920,037
Class C
Shares sold	357,805	673,653	$5,106,071	$9,061,855
Reinvestment of distributions	17,040	24,917	244,118	336,063
Shares redeemed	(306,989)	(512,971)	(4,399,279)	(6,888,316)
Net increase (decrease)	67,856	185,599	$950,910	$2,509,602
Asset Manager 20%
Shares sold	64,439,678	94,790,013	$929,380,051	$1,292,345,919
Reinvestment of distributions	5,344,934	9,663,111	76,987,648	131,460,543
Shares redeemed	(44,210,763)	(89,697,201)	(636,575,367)	(1,205,331,923)
Net increase (decrease)	25,573,849	14,755,923	$369,792,332	$218,474,539
Class I
Shares sold	397,128	2,086,707	$5,707,772	$28,024,629
Reinvestment of distributions	26,893	55,012	387,324	748,319
Shares redeemed	(602,980)	(1,718,223)	(8,607,070)	(23,646,385)
Net increase (decrease)	(178,959)	423,496	$(2,511,974)	$5,126,563
Class Z
Shares sold	276,874	907,294	$3,966,026	$12,210,909
Reinvestment of distributions	15,734	26,316	226,378	357,878
Shares redeemed	(424,086)	(716,902)	(6,098,790)	(9,657,904)
Net increase (decrease)	(131,478)	216,708	$(1,906,386)	$2,910,883
Fidelity Asset Manager 30%
Class A
Shares sold	1,590,978	1,613,727	$19,625,426	$18,316,059
Reinvestment of distributions	58,946	96,160	724,207	1,090,503
Shares redeemed	(584,962)	(707,003)	(7,207,641)	(7,868,741)
Net increase (decrease)	1,064,962	1,002,884	$13,141,992	$11,537,821
Class M
Shares sold	440,940	827,922	$5,387,881	$9,402,242
Reinvestment of distributions	21,237	35,669	260,751	404,000
Shares redeemed	(219,476)	(584,915)	(2,677,640)	(6,631,605)
Net increase (decrease)	242,701	278,676	$2,970,992	$3,174,637
Class C
Shares sold	448,419	678,550	$5,443,182	$7,593,623
Reinvestment of distributions	24,817	44,056	303,595	496,412
Shares redeemed	(377,977)	(543,827)	(4,639,234)	(6,089,829)
Net increase (decrease)	95,259	178,779	$1,107,543	$2,000,206
Asset Manager 30%
Shares sold	39,392,896	57,264,105	$484,415,846	$653,842,994
Reinvestment of distributions	2,445,577	4,542,192	30,021,313	51,497,537
Shares redeemed	(18,330,944)	(45,455,537)	(224,872,689)	(501,921,164)
Net increase (decrease)	23,507,529	16,350,760	$289,564,470	$203,419,367
Class I
Shares sold	3,633,599	795,002	$44,040,895	$9,016,722
Reinvestment of distributions	49,580	42,944	609,758	487,262
Shares redeemed	(376,963)	(899,210)	(4,645,162)	(9,836,835)
Net increase (decrease)	3,306,216	(61,264)	$40,005,491	$(332,851)
Class Z
Shares sold	582,775	907,601	$7,150,069	$10,097,987
Reinvestment of distributions	11,830	19,079	145,144	216,026
Shares redeemed	(232,890)	(758,348)	(2,838,703)	(8,437,658)
Net increase (decrease)	361,715	168,332	$4,456,510	$1,876,355
Fidelity Asset Manager 40%
Class A
Shares sold	760,526	1,186,058	$10,025,934	$14,340,167
Reinvestment of distributions	63,528	114,622	829,671	1,363,886
Shares redeemed	(430,942)	(974,515)	(5,658,619)	(11,290,067)
Net increase (decrease)	393,112	326,165	$5,196,986	$4,413,986
Class M
Shares sold	222,992	208,441	$2,929,300	$2,493,352
Reinvestment of distributions	14,773	26,676	193,137	317,668
Shares redeemed	(155,053)	(205,948)	(2,045,401)	(2,387,718)
Net increase (decrease)	82,712	29,169	$1,077,036	$423,302
Class C
Shares sold	284,337	537,448	$3,736,750	$6,458,877
Reinvestment of distributions	23,788	48,933	311,100	584,086
Shares redeemed	(289,263)	(769,766)	(3,813,836)	(9,007,800)
Net increase (decrease)	18,862	(183,385)	$234,014	$(1,964,837)
Asset Manager 40%
Shares sold	27,718,887	45,690,343	$362,980,914	$537,500,435
Reinvestment of distributions	2,733,798	5,159,338	35,651,308	61,202,157
Shares redeemed	(19,116,459)	(42,055,405)	(251,222,247)	(488,076,595)
Net increase (decrease)	11,336,226	8,794,276	$147,409,975	$110,625,997
Class I
Shares sold	747,271	911,020	$9,849,904	$10,724,320
Reinvestment of distributions	29,476	54,373	384,706	645,573
Shares redeemed	(325,945)	(783,686)	(4,282,304)	(9,055,527)
Net increase (decrease)	450,802	181,707	$5,952,306	$2,314,366
Class Z
Shares sold	407,054	1,018,164	$5,214,331	$12,385,997
Reinvestment of distributions	16,764	19,635	218,765	233,117
Shares redeemed	(258,405)	(587,778)	(3,354,085)	(6,969,861)
Net increase (decrease)	165,413	450,021	$2,079,011	$5,649,253
Fidelity Asset Manager 50%
Class A
Shares sold	779,210	1,272,915	$16,158,422	$23,232,597
Reinvestment of distributions	89,429	196,552	1,829,130	3,615,572
Shares redeemed	(760,012)	(1,212,215)	(15,648,188)	(21,831,524)
Net increase (decrease)	108,627	257,252	$2,339,364	$5,016,645
Class M
Shares sold	253,086	763,612	$5,205,506	$13,614,291
Reinvestment of distributions	37,206	84,512	761,944	1,556,386
Shares redeemed	(214,741)	(857,625)	(4,372,240)	(15,596,163)
Net increase (decrease)	75,551	(9,501)	$1,595,210	$(425,486)
Class C
Shares sold	340,360	663,600	$6,905,578	$12,089,845
Reinvestment of distributions	32,241	75,298	658,029	1,385,535
Shares redeemed	(441,010)	(965,044)	(9,084,046)	(17,295,838)
Net increase (decrease)	(68,409)	(226,146)	$(1,520,439)	$(3,820,458)
Asset Manager 50%
Shares sold	39,916,717	60,849,973	$830,587,437	$1,127,833,325
Reinvestment of distributions	8,810,765	19,718,538	180,682,594	363,251,514
Shares redeemed	(29,652,334)	(90,358,681)	(611,572,380)	(1,630,112,305)
Net increase (decrease)	19,075,148	(9,790,170)	$399,697,651	$(139,027,466)
Class I
Shares sold	909,290	886,404	$18,891,172	$16,201,813
Reinvestment of distributions	52,011	119,334	1,065,191	2,196,933
Shares redeemed	(308,636)	(1,569,039)	(6,379,407)	(27,649,699)
Net increase (decrease)	652,665	(563,301)	$13,576,956	$(9,250,953)
Class Z
Shares sold	431,943	626,408	$8,875,441	$11,604,899
Reinvestment of distributions	29,107	48,080	596,096	883,181
Shares redeemed	(308,107)	(447,751)	(6,386,827)	(7,996,309)
Net increase (decrease)	152,943	226,737	$3,084,710	$4,491,771
Fidelity Asset Manager 60%
Class A
Shares sold	1,077,167	1,519,736	$15,822,443	$19,407,817
Reinvestment of distributions	153,081	373,649	2,257,949	4,838,750
Shares redeemed	(908,928)	(2,428,371)	(13,213,942)	(30,337,949)
Net increase (decrease)	321,320	(534,986)	$4,866,450	$(6,091,382)
Class M
Shares sold	181,689	738,905	$2,604,416	$8,900,392
Reinvestment of distributions	48,692	139,189	714,799	1,794,101
Shares redeemed	(356,984)	(1,206,119)	(5,207,656)	(15,280,343)
Net increase (decrease)	(126,603)	(328,025)	$(1,888,441)	$(4,585,850)
Class C
Shares sold	280,014	603,810	$4,014,718	$7,537,745
Reinvestment of distributions	39,111	158,223	568,286	2,018,918
Shares redeemed	(805,273)	(1,569,592)	(11,679,415)	(19,411,347)
Net increase (decrease)	(486,148)	(807,559)	$(7,096,411)	$(9,854,684)
Asset Manager 60%
Shares sold	29,481,033	43,543,753	$435,357,072	$564,708,397
Reinvestment of distributions	4,173,302	8,944,044	61,806,601	116,272,570
Shares redeemed	(16,224,101)	(50,151,526)	(238,183,672)	(622,178,796)
Net increase (decrease)	17,430,234	2,336,271	$258,980,001	$58,802,171
Class I
Shares sold	4,117,523	904,234	$61,987,832	$11,703,079
Reinvestment of distributions	66,358	168,860	984,091	2,196,874
Shares redeemed	(754,341)	(1,646,479)	(11,090,205)	(20,798,251)
Net increase (decrease)	3,429,540	(573,385)	$51,881,718	$(6,898,298)
Class Z
Shares sold	564,198	539,929	$8,437,340	$6,989,509
Reinvestment of distributions	34,565	62,040	511,914	805,905
Shares redeemed	(229,343)	(480,572)	(3,370,769)	(5,943,466)
Net increase (decrease)	369,420	121,397	$5,578,485	$1,851,948
Fidelity Asset Manager 70%
Class A
Shares sold	554,215	1,141,883	$14,440,337	$24,918,970
Reinvestment of distributions	138,527	355,332	3,600,319	8,048,258
Shares redeemed	(581,188)	(1,404,623)	(14,971,050)	(30,763,764)
Net increase (decrease)	111,554	92,592	$3,069,606	$2,203,464
Class M
Shares sold	193,759	460,603	$5,028,792	$10,225,927
Reinvestment of distributions	49,325	132,379	1,282,461	3,001,040
Shares redeemed	(269,133)	(506,272)	(6,965,011)	(11,008,175)
Net increase (decrease)	(26,049)	86,710	$(653,758)	$2,218,792
Class C
Shares sold	248,657	211,446	$6,486,455	$4,647,063
Reinvestment of distributions	20,534	73,995	532,444	1,673,759
Shares redeemed	(223,782)	(504,181)	(5,781,998)	(10,840,748)
Net increase (decrease)	45,409	(218,740)	$1,236,901	$(4,519,926)
Asset Manager 70%
Shares sold	17,363,293	26,345,068	$451,593,003	$589,948,425
Reinvestment of distributions	4,763,655	11,312,502	123,902,670	256,341,296
Shares redeemed	(15,672,331)	(38,207,267)	(405,556,430)	(827,857,092)
Net increase (decrease)	6,454,617	(549,697)	$169,939,243	$18,432,629
Class I
Shares sold	373,122	491,055	$9,824,440	$10,371,232
Reinvestment of distributions	33,387	149,933	869,411	3,400,479
Shares redeemed	(210,223)	(2,098,785)	(5,449,323)	(47,556,690)
Net increase (decrease)	196,286	(1,457,797)	$5,244,528	$(33,784,979)
Class Z
Shares sold	263,464	340,136	$6,871,777	$7,453,305
Reinvestment of distributions	27,803	56,034	722,611	1,268,608
Shares redeemed	(154,219)	(303,064)	(3,982,263)	(6,649,041)
Net increase (decrease)	137,048	93,106	$3,612,125	$2,072,872
Fidelity Asset Manager 85%
Class A
Shares sold	918,040	1,356,661	$21,272,605	$25,433,750
Reinvestment of distributions	119,108	345,662	2,768,064	6,864,842
Shares redeemed	(924,622)	(1,283,567)	(21,199,240)	(24,654,272)
Net increase (decrease)	112,526	418,756	$2,841,429	$7,644,320
Class M
Shares sold	160,775	530,547	$3,697,554	$10,264,160
Reinvestment of distributions	31,052	96,860	717,002	1,912,018
Shares redeemed	(123,092)	(406,879)	(2,809,468)	(7,319,857)
Net increase (decrease)	68,735	220,528	$1,605,088	$4,856,321
Class C
Shares sold	196,858	522,589	$4,486,971	$9,739,367
Reinvestment of distributions	24,209	95,347	553,652	1,864,988
Shares redeemed	(323,958)	(588,556)	(7,460,563)	(11,008,225)
Net increase (decrease)	(102,891)	29,380	$(2,419,940)	$596,130
Asset Manager 85%
Shares sold	16,085,865	21,647,655	$378,225,271	$424,199,489
Reinvestment of distributions	2,385,538	6,423,778	55,988,578	128,732,513
Shares redeemed	(11,812,264)	(24,686,554)	(274,913,886)	(467,426,526)
Net increase (decrease)	6,659,139	3,384,879	$159,299,963	$85,505,476
Class I
Shares sold	998,696	490,352	$23,583,720	$9,391,597
Reinvestment of distributions	29,937	88,373	700,817	1,766,573
Shares redeemed	(340,691)	(1,078,449)	(8,003,200)	(20,506,055)
Net increase (decrease)	687,942	(499,724)	$16,281,337	$(9,347,885)
Class Z
Shares sold	458,891	639,664	$10,720,836	$12,234,121
Reinvestment of distributions	28,510	72,240	665,713	1,440,458
Shares redeemed	(139,561)	(728,045)	(3,247,435)	(13,625,769)
Net increase (decrease)	347,840	(16,141)	$8,139,114	$48,810

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, a shareholder of record owned more than 25% of the total outstanding shares of the following Fund:

Fund	% of shares held
Fidelity Asset Manager 60%	33%
Fidelity Asset Manager 70%	28%
Fidelity Asset Manager 85%	31%

13. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period-B October 1, 2020 to March 31, 2021
Fidelity Asset Manager 20%
Class A	.82%
Actual		$1,000.00	$1,038.20	$4.17
Hypothetical-C		$1,000.00	$1,020.84	$4.13
Class M	1.07%
Actual		$1,000.00	$1,037.10	$5.43
Hypothetical-C		$1,000.00	$1,019.60	$5.39
Class C	1.58%
Actual		$1,000.00	$1,034.00	$8.01
Hypothetical-C		$1,000.00	$1,017.05	$7.95
Asset Manager 20%	.50%
Actual		$1,000.00	$1,040.50	$2.54
Hypothetical-C		$1,000.00	$1,022.44	$2.52
Class I	.55%
Actual		$1,000.00	$1,039.50	$2.80
Hypothetical-C		$1,000.00	$1,022.19	$2.77
Class Z	.48%
Actual		$1,000.00	$1,040.00	$2.44
Hypothetical-C		$1,000.00	$1,022.54	$2.42
Fidelity Asset Manager 30%
Class A	.82%
Actual		$1,000.00	$1,061.80	$4.22
Hypothetical-C		$1,000.00	$1,020.84	$4.13
Class M	1.08%
Actual		$1,000.00	$1,060.70	$5.55
Hypothetical-C		$1,000.00	$1,019.55	$5.44
Class C	1.59%
Actual		$1,000.00	$1,057.50	$8.16
Hypothetical-C		$1,000.00	$1,017.00	$8.00
Asset Manager 30%	.52%
Actual		$1,000.00	$1,063.60	$2.68
Hypothetical-C		$1,000.00	$1,022.34	$2.62
Class I	.55%
Actual		$1,000.00	$1,063.50	$2.83
Hypothetical-C		$1,000.00	$1,022.19	$2.77
Class Z	.49%
Actual		$1,000.00	$1,063.60	$2.52
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Asset Manager 40%
Class A	.82%
Actual		$1,000.00	$1,084.40	$4.26
Hypothetical-C		$1,000.00	$1,020.84	$4.13
Class M	1.07%
Actual		$1,000.00	$1,083.20	$5.56
Hypothetical-C		$1,000.00	$1,019.60	$5.39
Class C	1.59%
Actual		$1,000.00	$1,080.70	$8.25
Hypothetical-C		$1,000.00	$1,017.00	$8.00
Asset Manager 40%	.51%
Actual		$1,000.00	$1,086.00	$2.65
Hypothetical-C		$1,000.00	$1,022.39	$2.57
Class I	.56%
Actual		$1,000.00	$1,085.70	$2.91
Hypothetical-C		$1,000.00	$1,022.14	$2.82
Class Z	.49%
Actual		$1,000.00	$1,086.20	$2.55
Hypothetical-C		$1,000.00	$1,022.49	$2.47
Fidelity Asset Manager 50%
Class A	.91%
Actual		$1,000.00	$1,107.10	$4.78
Hypothetical-C		$1,000.00	$1,020.39	$4.58
Class M	1.16%
Actual		$1,000.00	$1,106.00	$6.09
Hypothetical-C		$1,000.00	$1,019.15	$5.84
Class C	1.67%
Actual		$1,000.00	$1,103.10	$8.76
Hypothetical-C		$1,000.00	$1,016.60	$8.40
Asset Manager 50%	.61%
Actual		$1,000.00	$1,108.90	$3.21
Hypothetical-C		$1,000.00	$1,021.89	$3.07
Class I	.64%
Actual		$1,000.00	$1,108.90	$3.36
Hypothetical-C		$1,000.00	$1,021.74	$3.23
Class Z	.54%
Actual		$1,000.00	$1,109.60	$2.84
Hypothetical-C		$1,000.00	$1,022.24	$2.72
Fidelity Asset Manager 60%
Class A	.99%
Actual		$1,000.00	$1,128.40	$5.25
Hypothetical-C		$1,000.00	$1,020.00	$4.99
Class M	1.25%
Actual		$1,000.00	$1,127.20	$6.63
Hypothetical-C		$1,000.00	$1,018.70	$6.29
Class C	1.78%
Actual		$1,000.00	$1,124.00	$9.43
Hypothetical-C		$1,000.00	$1,016.06	$8.95
Asset Manager 60%	.68%
Actual		$1,000.00	$1,130.10	$3.61
Hypothetical-C		$1,000.00	$1,021.54	$3.43
Class I	.72%
Actual		$1,000.00	$1,129.40	$3.82
Hypothetical-C		$1,000.00	$1,021.34	$3.63
Class Z	.61%
Actual		$1,000.00	$1,130.70	$3.24
Hypothetical-C		$1,000.00	$1,021.89	$3.07
Fidelity Asset Manager 70%
Class A	.97%
Actual		$1,000.00	$1,152.30	$5.21
Hypothetical-C		$1,000.00	$1,020.09	$4.89
Class M	1.21%
Actual		$1,000.00	$1,150.90	$6.49
Hypothetical-C		$1,000.00	$1,018.90	$6.09
Class C	1.73%
Actual		$1,000.00	$1,147.90	$9.26
Hypothetical-C		$1,000.00	$1,016.31	$8.70
Asset Manager 70%	.66%
Actual		$1,000.00	$1,154.20	$3.54
Hypothetical-C		$1,000.00	$1,021.64	$3.33
Class I	.69%
Actual		$1,000.00	$1,153.60	$3.70
Hypothetical-C		$1,000.00	$1,021.49	$3.48
Class Z	.60%
Actual		$1,000.00	$1,154.50	$3.22
Hypothetical-C		$1,000.00	$1,021.94	$3.02
Fidelity Asset Manager 85%
Class A	.98%
Actual		$1,000.00	$1,186.90	$5.34
Hypothetical-C		$1,000.00	$1,020.04	$4.94
Class M	1.23%
Actual		$1,000.00	$1,185.50	$6.70
Hypothetical-C		$1,000.00	$1,018.80	$6.19
Class C	1.75%
Actual		$1,000.00	$1,182.40	$9.52
Hypothetical-C		$1,000.00	$1,016.21	$8.80
Asset Manager 85%	.68%
Actual		$1,000.00	$1,189.20	$3.71
Hypothetical-C		$1,000.00	$1,021.54	$3.43
Class I	.72%
Actual		$1,000.00	$1,188.40	$3.93
Hypothetical-C		$1,000.00	$1,021.34	$3.63
Class Z	.61%
Actual		$1,000.00	$1,189.50	$3.33
Hypothetical-C		$1,000.00	$1,021.89	$3.07

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

AR-SANN-0521
1.878280.113

Fidelity® Health Savings Fund

Semi-Annual Report

March 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Holdings as of March 31, 2021

% of fund's net assets
Fidelity International Bond Index Fund	20.3
Fidelity Long-Term Treasury Bond Index Fund	9.6
Microsoft Corp.	0.9
JPMorgan BetaBuilders Japan ETF	0.9
Apple, Inc.	0.9
VanEck Vectors Gold Miners ETF	0.7
Alphabet, Inc. Class A	0.7
Amazon.com, Inc.	0.5
Taiwan Semiconductor Manufacturing Co. Ltd.	0.4
Facebook, Inc. Class A	0.4
35.3

Top Five Market Sectors as of March 31, 2021

% of fund's net assets
Financials	7.1
Information Technology	6.6
Consumer Discretionary	4.3
Communication Services	3.6
Health Care	2.9

Quality Diversification (% of fund's net assets)

As of March 31, 2021
U.S. Government and U.S. Government Agency Obligations	20.4%
AAA,AA,A	2.8%
BBB	3.6%
BB and Below	8.4%
Not Rated	1.5%
Equities*	60.6%
Short-Term Investments and Net Other Assets	2.7%

 * Includes investment in Fidelity® Commodity Strategy Central Fund of 1.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2021*
Stocks, Investment Companies and Equity Futures**	31.1%
Bonds	65.7%
Other Investments	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.1%

 * Futures and Swaps - 0.2%

 ** Includes investment in Fidelity® Commodity Strategy Central Fund of 1.5%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy and Money Market Central Funds, was 20.5% of net assets.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 29.8%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	53,581	$268,442
Fidelity Emerging Markets Equity Central Fund (a)	3,326	985,910
Fidelity International Equity Central Fund (a)	9,123	905,261
Fidelity Real Estate Equity Central Fund (a)	1,943	243,527
Fidelity U.S. Equity Central Fund (a)	25,134	3,091,433
TOTAL EQUITY CENTRAL FUNDS
(Cost $4,788,908)		5,494,573

Fixed-Income Central Funds - 38.7%
High Yield Fixed-Income Funds - 12.5%
Fidelity Emerging Markets Debt Central Fund (a)	194,982	1,756,787
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	662	66,061
Fidelity Floating Rate Central Fund (a)	1,387	138,613
Fidelity High Income Central Fund (a)	3,087	343,969

TOTAL HIGH YIELD FIXED-INCOME FUNDS		2,305,430

Investment Grade Fixed-Income Funds - 26.2%
Fidelity Inflation-Protected Bond Index Central Fund (a)	25,644	2,799,276
Fidelity Investment Grade Bond Central Fund (a)	17,874	2,020,464

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		4,819,740

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $7,144,067)		7,125,170

Money Market Central Funds - 0.0%
Fidelity Cash Central Fund 0.06% (b)
(Cost $886)	886	884

Investment Companies - 1.6%
JPMorgan BetaBuilders Japan ETF	5,656	161,084
VanEck Vectors Gold Miners ETF	3,797	123,404
TOTAL INVESTMENT COMPANIES
(Cost $247,480)		284,488

Fixed-Income Funds - 29.9%
Fidelity International Bond Index Fund (c)	372,740	3,738,582
Fidelity Long-Term Treasury Bond Index Fund (c)	128,605	1,767,030
TOTAL FIXED-INCOME FUNDS
(Cost $5,795,543)		5,505,612
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $17,976,884)		18,410,727
NET OTHER ASSETS (LIABILITIES) - 0.0%		3,310
NET ASSETS - 100%		$18,414,037

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated Fund

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Emerging Markets Debt Central Fund	$27,161
Fidelity Emerging Markets Debt Local Currency Central Fund	1,157
Fidelity Emerging Markets Equity Central Fund	3,879
Fidelity Floating Rate Central Fund	1,784
Fidelity High Income Central Fund	6,194
Fidelity Inflation-Protected Bond Index Central Fund	25,754
Fidelity International Equity Central Fund	3,492
Fidelity Investment Grade Bond Central Fund	52,126
Fidelity Real Estate Equity Central Fund	182
Fidelity U.S. Equity Central Fund	22,028
Total	$143,757

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$--	$268,757	$325	$(5)	$15	$268,442	0.0
Fidelity Emerging Markets Debt Central Fund	754,232	1,080,772	60,698	(1,853)	(15,666)	1,756,787	0.1
Fidelity Emerging Markets Debt Local Currency Central Fund	34,051	33,957	--	--	(1,947)	66,061	0.0
Fidelity Emerging Markets Equity Central Fund	345,376	604,995	68,542	(1,999)	106,080	985,910	0.0
Fidelity Floating Rate Central Fund	34,237	102,492	244	--	2,128	138,613	0.0
Fidelity High Income Central Fund	129,693	220,208	18,490	(21)	12,579	343,969	0.0
Fidelity Inflation-Protected Bond Index Central Fund	1,225,239	1,593,376	20,515	(161)	1,337	2,799,276	0.2
Fidelity International Equity Central Fund	428,306	661,299	284,636	1,652	98,640	905,261	0.0
Fidelity Investment Grade Bond Central Fund	1,218,676	1,358,544	477,158	(4,578)	(75,020)	2,020,464	0.0
Fidelity Real Estate Equity Central Fund	10,874	223,036	260	30	9,847	243,527	0.0
Fidelity U.S. Equity Central Fund	1,166,794	1,822,209	282,743	7,389	377,784	3,091,433	0.0
	$5,347,478	$7,969,645	$1,213,611	$454	$515,777	$12,619,743

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity International Bond Index Fund	$1,422,603	$2,448,810	$83,706	$8,093	$(87)	$(49,038)	$3,738,582
Fidelity Long-Term Treasury Bond Index Fund	548,472	1,486,992	3,409	31,439	(536)	(264,489)	1,767,030
Total	$1,971,075	$3,935,802	$87,115	$39,532	$(623)	$(313,527)	$5,505,612

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$5,494,573	$5,494,573	$--	$--
Fixed-Income Central Funds	7,125,170	7,125,170	--	--
Money Market Central Funds	884	884	--	--
Investment Companies	284,488	284,488	--	--
Fixed-Income Funds	5,505,612	5,505,612	--	--
Total Investments in Securities:	$18,410,727	$18,410,727	$--	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	79.5%
Cayman Islands	2.5%
United Kingdom	1.5%
Netherlands	1.5%
Mexico	1.4%
Others (Individually Less Than 1%)	13.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $247,480)	$284,488
Fidelity Central Funds (cost $11,933,861)	12,620,627
Other affiliated issuers (cost $5,795,543)	5,505,612
Total Investment in Securities (cost $17,976,884)		$18,410,727
Cash		9,183
Receivable for fund shares sold		56,990
Dividends receivable		3,228
Total assets		18,480,128
Liabilities
Payable for investments purchased	$54,167
Payable for fund shares redeemed	6,007
Accrued management fee	5,917
Total liabilities		66,091
Net Assets		$18,414,037
Net Assets consist of:
Paid in capital		$17,948,128
Total accumulated earnings (loss)		465,909
Net Assets		$18,414,037
Net Asset Value and Maximum Offering Price
Fidelity Health Savings Fund:
Net Asset Value, offering price and redemption price per share ($9,965,863 ÷ 921,971 shares)		$10.81
Class K:
Net Asset Value, offering price and redemption price per share ($8,448,174 ÷ 781,458 shares)		$10.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2021 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$2,016
Affiliated issuers		19,753
Income from Fidelity Central Funds		75,696
Total income		97,465
Expenses
Management fee	$25,900
Independent trustees' fees and expenses	15
Miscellaneous	16
Total expenses before reductions	25,931
Expense reductions	(59)
Total expenses after reductions		25,872
Net investment income (loss)		71,593
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,491
Fidelity Central Funds	454
Other affiliated issuers	(623)
Capital gain distributions from underlying funds:
Affiliated issuers	87,840
Total net realized gain (loss)		97,162
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(9,943)
Fidelity Central Funds	515,777
Other affiliated issuers	(313,527)
Total change in net unrealized appreciation (depreciation)		192,307
Net gain (loss)		289,469
Net increase (decrease) in net assets resulting from operations		$361,062

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2021 (Unaudited)	For the period March 2, 2020 (commencement of operations) to September 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,593	$35,625
Net realized gain (loss)	97,162	4,623
Change in net unrealized appreciation (depreciation)	192,307	241,536
Net increase (decrease) in net assets resulting from operations	361,062	281,784
Distributions to shareholders	(151,541)	(25,412)
Share transactions - net increase (decrease)	10,572,918	7,375,226
Total increase (decrease) in net assets	10,782,439	7,631,598
Net Assets
Beginning of period	7,631,598	–
End of period	$18,414,037	$7,631,598

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Health Savings Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.48	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.08
Net realized and unrealized gain (loss)	.41	.46
Total from investment operations	.47	.54
Distributions from net investment income	(.06)	(.06)
Distributions from net realized gain	(.08)	–
Total distributions	(.14)	(.06)
Net asset value, end of period	$10.81	$10.48
Total ReturnC,D	4.47%	5.41%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%G
Expenses net of fee waivers, if any	.45%G	.45%G
Expenses net of all reductions	.45%G	.45%G
Net investment income (loss)	1.07%G	1.36%G
Supplemental Data
Net assets, end of period (000 omitted)	$9,966	$4,324
Portfolio turnover rateH	24%G	43%G

 A For the period March 2, 2020 (commencement of operations) to September 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Health Savings Fund Class K

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.48	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.09
Net realized and unrealized gain (loss)	.41	.45
Total from investment operations	.47	.54
Distributions from net investment income	(.06)	(.06)
Distributions from net realized gain	(.08)	–
Total distributions	(.14)	(.06)
Net asset value, end of period	$10.81	$10.48
Total ReturnC,D	4.53%	5.45%
Ratios to Average Net AssetsE,F
Expenses before reductions	.35%G	.35%G
Expenses net of fee waivers, if any	.35%G	.35%G
Expenses net of all reductions	.35%G	.35%G
Net investment income (loss)	1.17%G	1.46%G
Supplemental Data
Net assets, end of period (000 omitted)	$8,448	$3,308
Portfolio turnover rateH	24%G	43%G

 A For the period March 2, 2020 (commencement of operations) to September 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2021

1. Organization.

Fidelity Health Savings Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Health Savings Fund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Commodity Strategy Central Fund	Geode Capital Management, LLC (Geode)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in commodity-related investments through a wholly-owned subsidiary organized under the laws of the Cayman Islands Futures	.02%
Fidelity Emerging Markets Debt Central Fund	FMR	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Emerging Markets Equity Central Fund	FMR	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Futures Restricted Securities	.04%
Fidelity International Equity Central Fund	FMR	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Delayed Delivery & When Issued Securities Foreign Securities Futures	.01%
Fidelity Floating Rate Central Fund	FMR	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Delayed Delivery & When Issued Securities Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity High Income Central Fund	FMR	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Inflation-Protected Bond Index Central Fund	FMR	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than .005%
Fidelity Investment Grade Bond Central Fund	FMR	Seeks a high level of income by normally investing in investment–grade debt securities.	Delayed Delivery & When Issued Securities Futures Restricted Securities Swaps	Less than .005%
Fidelity Real Estate Equity Central Fund	FMR	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Delayed Delivery & When Issued Securities	Less than .005%
Fidelity U.S. Equity Central Fund	FMR	Seeks capital appreciation by investing primarily in common stocks, allocated across different market sectors.	Delayed Delivery & When Issued Securities Foreign Securities Futures Restricted Securities	Less than .005%
Fidelity Emerging Markets Debt Local Currency Central Fund	FMR	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets and denominated in the local currency of the issuer.	Foreign Securities	.04%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. The aggregate value of investments by input level as of March 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of any underlying mutual funds or exchange-traded funds (ETFs) expenses through the impact of these expenses on each underlying mutual fund's or exchange-traded fund's (ETFs) NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$812,755
Gross unrealized depreciation	(422,429)
Net unrealized appreciation (depreciation)	$390,326
Tax cost	$18,020,401

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Health Savings Fund	12,091,204	1,511,060

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which each class of the Fund pays a monthly management fee. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. During the period, the management fee for each class of the Fund was as follows:

Annual % of Class-Level Average Net Assets
Fidelity Health Savings Fund	.45%
Class K	.35%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Health Savings Fund	$15

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Health Savings Fund	$16

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $59.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2021	Year ended September 30, 2020(a)
Distributions to shareholders
Fidelity Health Savings Fund	$81,360	$12,961
Class K	70,181	12,451
Total	$151,541	$25,412

 (a) For the period March 2, 2020 (commencement of operations) to September 30, 2020.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended March 31, 2021	Year ended September 30, 2020(a)	Six months ended March 31, 2021	Year ended September 30, 2020(a)
Fidelity Health Savings Fund
Shares sold	557,829	414,555	$6,048,971	$4,210,858
Reinvestment of distributions	7,475	1,266	80,956	12,925
Shares redeemed	(55,996)	(3,158)	(607,912)	(32,523)
Net increase (decrease)	509,308	412,663	$5,522,015	$4,191,260
Class K
Shares sold	492,416	317,469	$5,340,254	$3,203,596
Reinvestment of distributions	6,478	1,226	70,164	12,451
Shares redeemed	(33,042)	(3,089)	(359,515)	(32,081)
Net increase (decrease)	465,852	315,606	$5,050,903	$3,183,966

 (a) For the period March 2, 2020 (commencement of operations) to September 30, 2020.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 12% of the total outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period-B October 1, 2020 to March 31, 2021
Fidelity Health Savings Fund
Fidelity Health Savings Fund	.45%
Actual		$1,000.00	$1,044.70	$2.29
Hypothetical-C		$1,000.00	$1,022.69	$2.27
Class K	.35%
Actual		$1,000.00	$1,045.30	$1.78
Hypothetical-C		$1,000.00	$1,023.19	$1.77

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

HSF-SANN-0521
1.9897538.101

Fidelity® Health Savings Index Fund

Semi-Annual Report

March 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity’s Central Funds, other than the Money Market Central Funds.

Top Ten Holdings as of March 31, 2021

% of fund's net assets
Fidelity International Bond Index Fund	20.2
Fidelity Total Market Index Fund	16.8
Fidelity U.S. Bond Index Fund	10.9
Fidelity Long-Term Treasury Bond Index Fund	9.6
iShares JPMorgan USD Emerging Markets Bond ETF	9.5
Fidelity Emerging Markets Index Fund	5.5
Fidelity International Index Fund	4.9
iShares iBoxx $ High Yield Corporate Bond ETF	1.8
Fidelity Real Estate Index Fund	1.3
JPMorgan BetaBuilders Japan ETF	0.9
81.4

Quality Diversification (% of fund's net assets)

As of March 31, 2021
U.S. Government and U.S. Government Agency Obligations	15.2%
Equities	84.7%
Short-Term Investments and Net Other Assets	0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2021
Stocks, Investment Companies and Equity Futures	44.0%
Bonds	55.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Money Market Funds, was 0.0% of net assets.

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 29.9%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	14,834	$126,686
Fidelity Emerging Markets Index Fund (a)	36,392	476,738
Fidelity International Index Fund (a)	8,990	424,230
Fidelity Real Estate Index Fund (a)	7,319	115,853
Fidelity Total Market Index Fund (a)	12,765	1,463,604
TOTAL EQUITY FUNDS
(Cost $2,276,107)		2,607,111

Fixed-Income Central Funds - 15.2%
Investment Grade Fixed-Income Funds - 15.2%
Fidelity Inflation-Protected Bond Index Central Fund (b)
(Cost $1,305,279)	12,144	1,325,600

Money Market Central Funds - 0.1%
Fidelity Cash Central Fund 0.06% (c)
(Cost $10,669)	10,667	10,669

Investment Companies - 14.1%
Invesco Senior Loan ETF	2,860	63,291
iShares iBoxx $ High Yield Corporate Bond ETF	1,817	158,406
iShares JPMorgan USD Emerging Markets Bond ETF	7,613	828,903
JPMorgan BetaBuilders Japan ETF	2,749	78,292
Market Vectors Emerging Markets Local Currency Bond ETF	1,110	34,055
VanEck Vectors Gold Miners ETF	1,855	60,288
TOTAL INVESTMENT COMPANIES
(Cost $1,220,683)		1,223,235

Fixed-Income Funds - 40.7%
Fidelity International Bond Index Fund (a)	175,553	1,760,799
Fidelity Long-Term Treasury Bond Index Fund (a)	60,792	835,277
Fidelity U.S. Bond Index Fund (a)	79,590	951,901
TOTAL FIXED-INCOME FUNDS
(Cost $3,709,820)		3,547,977
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,522,558)		8,714,592
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,571
NET ASSETS - 100%		$8,716,163

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2
Fidelity Inflation-Protected Bond Index Central Fund	12,114
Total	$12,116

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Inflation-Protected Bond Index Central Fund	$583,019	$772,183	$29,794	$(241)	$433	$1,325,600	0.1%
Total	$583,019	$772,183	$29,794	$(241)	$433	$1,325,600

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$--	$126,707	$143	$--	$(3)	$125	$126,686
Fidelity Emerging Markets Index Fund	164,311	340,939	69,320	4,030	(1,396)	42,204	476,738
Fidelity International Bond Index Fund	672,423	1,171,115	58,682	3,882	(190)	(23,867)	1,760,799
Fidelity International Index Fund	196,940	330,732	150,510	5,567	1,438	45,630	424,230
Fidelity Long-Term Treasury Bond Index Fund	260,614	703,506	1,241	14,850	(164)	(127,438)	835,277
Fidelity Real Estate Index Fund	5,060	105,691	125	162	14	5,213	115,853
Fidelity Total Market Index Fund	551,957	876,019	135,609	11,638	712	170,525	1,463,604
Fidelity U.S. Bond Index Fund	576,729	997,097	582,202	13,503	(5,978)	(33,745)	951,901
	$2,428,034	$4,651,806	$997,832	$53,632	$(5,567)	$78,647	$6,155,088

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Funds	$2,607,111	$2,607,111	$--	$--
Fixed-Income Central Funds	1,325,600	1,325,600	--	--
Money Market Central Funds	10,669	10,669	--	--
Investment Companies	1,223,235	1,223,235	--	--
Fixed-Income Funds	3,547,977	3,547,977	--	--
Total Investments in Securities:	$8,714,592	$8,714,592	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,220,683)	$1,223,235
Fidelity Central Funds (cost $1,315,948)	1,336,269
Other affiliated issuers (cost $5,985,927)	6,155,088
Total Investment in Securities (cost $8,522,558)		$8,714,592
Cash		2,109
Receivable for investments sold		41,535
Receivable for fund shares sold		73,770
Dividends receivable		2,944
Total assets		8,834,950
Liabilities
Payable for investments purchased	$115,458
Payable for fund shares redeemed	2,633
Accrued management fee	696
Total liabilities		118,787
Net Assets		$8,716,163
Net Assets consist of:
Paid in capital		$8,518,702
Total accumulated earnings (loss)		197,461
Net Assets		$8,716,163
Net Asset Value, offering price and redemption price per share ($8,716,163 ÷ 815,238 shares)		$10.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2021 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$14,626
Affiliated issuers		27,179
Income from Fidelity Central Funds		12,116
Total income		53,921
Expenses
Management fee	$4,528
Independent trustees' fees and expenses	7
Miscellaneous	8
Total expenses before reductions	4,543
Expense reductions	(1,647)
Total expenses after reductions		2,896
Net investment income (loss)		51,025
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,596
Fidelity Central Funds	(241)
Other affiliated issuers	(5,567)
Capital gain distributions from underlying funds:
Affiliated issuers	26,453
Total net realized gain (loss)		34,241
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(35,273)
Fidelity Central Funds	433
Other affiliated issuers	78,647
Total change in net unrealized appreciation (depreciation)		43,807
Net gain (loss)		78,048
Net increase (decrease) in net assets resulting from operations		$129,073

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2021 (Unaudited)	For the period March 2, 2020 (commencement of operations) to September 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,025	$15,123
Net realized gain (loss)	34,241	(14,764)
Change in net unrealized appreciation (depreciation)	43,807	148,227
Net increase (decrease) in net assets resulting from operations	129,073	148,586
Distributions to shareholders	(67,802)	(12,396)
Share transactions
Proceeds from sales of shares	5,368,268	3,548,797
Reinvestment of distributions	67,662	12,392
Cost of shares redeemed	(390,076)	(88,341)
Net increase (decrease) in net assets resulting from share transactions	5,045,854	3,472,848
Total increase (decrease) in net assets	5,107,125	3,609,038
Net Assets
Beginning of period	3,609,038	–
End of period	$8,716,163	$3,609,038
Other Information
Shares
Sold	498,721	353,945
Issued in reinvestment of distributions	6,302	1,228
Redeemed	(36,365)	(8,593)
Net increase (decrease)	468,658	346,580

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Health Savings Index Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$10.41	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.06
Net realized and unrealized gain (loss)	.32	.40
Total from investment operations	.41	.46
Distributions from net investment income	(.09)	(.05)
Distributions from net realized gain	(.04)	–
Total distributions	(.13)	(.05)
Net asset value, end of period	$10.69	$10.41
Total ReturnC,D	3.95%	4.58%
Ratios to Average Net AssetsE,F
Expenses before reductions	.15%G	.15%G
Expenses net of fee waivers, if any	.10%G	.10%G
Expenses net of all reductions	.10%G	.10%G
Net investment income (loss)	1.69%G	.97%G
Supplemental Data
Net assets, end of period (000 omitted)	$8,716	$3,609
Portfolio turnover rateH	37%G	71%G

 A For the period March 2, 2020 (commencement of operations) to September 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2021

1. Organization.

Fidelity Health Savings Index Fund (the Fund) is a fund of Fidelity Charles Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Inflation-Protected Bond Index Central Fund	FMR	Seeks to provide investment results that correspond to the performance of the inflation-protected United States Treasury market, and may invest in derivatives.		Less than.005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy. The aggregate value of investments by input level as of March 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of any underlying mutual funds or exchange-traded funds (ETFs) expenses through the impact of these expenses on each underlying mutual fund's or exchange-traded fund's (ETFs) NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$384,581
Gross unrealized depreciation	(213,585)
Net unrealized appreciation (depreciation)	$170,996
Tax cost	$8,543,596

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Health Savings Index Fund	6,170,638	1,121,789

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .15% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Health Savings Index Fund	$11

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment advisor.

Amount
Fidelity Health Savings Index Fund	$8

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to waive the Fund's management fee in an amount equal to .05% of average net assets until January 31, 2022. For the period, management fees were reduced by $1,509.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $138.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 25% of the total outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period-B October 1, 2020 to March 31, 2021
Fidelity Health Savings Index Fund	.10%
Actual		$1,000.00	$1,039.50	$.51
Hypothetical-C		$1,000.00	$1,024.43	$.50

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

HSI-SANN-0521
1.9897520.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	May 19, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 19, 2021